As filed with the Securities and Exchange Commission on December 30, 1999

                                                              File Nos. 33-34841
                                                                        811-6011

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 70
                                       and


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 71


                              THE MONTGOMERY FUNDS
             (Exact Name of Registrant as Specified in its Charter)

                              101 California Street
                         San Francisco, California 94111
                     (Address of Principal Executive Office)

                                 (415) 572-3863
              (Registrant's Telephone Number, Including Area Code)

                       Johanne Castro, Assistant Secretary
                              101 California Street
                         San Francisco, California 94111
                     (Name and Address of Agent for Service)

                            -------------------------

             It is proposed that this filing will become effective:
             ___ immediately upon filing pursuant to Rule 485(b)
              X  on December 30, 1999 pursuant to Rule 485(b)
             ___ 60 days after filing pursuant to Rule 485(a)(1)
             ___ 75 days after filing pursuant to Rule 485(a)(2)
             ___ on ______________  pursuant to Rule 485(a)

                                   ----------

                     Please Send Copy of Communications to:

                               JULIE ALLECTA, ESQ.
                              DAVID A. HEARTH, ESQ.
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                         San Francisco, California 94104
                                 (415) 835-1600

                              THE MONTGOMERY FUNDS

                      CONTENTS OF POST-EFFECTIVE AMENDMENT

This Post-Effective Amendment to the registration statement of the Registrant contains the following documents:

         Facing Sheet

         Contents of Post-Effective Amendment

         Part A - Combined  Prospectus  for  Montgomery  Growth 20 Portfolio and
                  Montgomery International 20 Portfolio.

         Part B - Combined  Statement of Additional  Information  for Montgomery
                  Growth 20 Portfolio and Montgomery International 20 Portfolio.

         Part C - Other Information

         Signature Page

         Exhibits

      ---------------------------------------------------------------------

                                     PART A

                             COMBINED PROSPECTUS FOR

                         MONTGOMERY GROWTH 20 PORTFOLIO
                      MONTGOMERY INTERNATIONAL 20 PORTFOLIO

      ---------------------------------------------------------------------

Prospectus

December 31, 1999



Montgomery Stock SolutionsSM
     The Montgomery Funds

     Growth 20 Portfolio
     International 20 Portfolio






The Montgomery Funds has registered the Portfolios offered in this prospectus with the U.S. Securities and Exchange Commission (SEC). That registration does not imply, however, that the SEC endorses the Portfolios.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

     -------------------
      How to Contact Us
     -------------------

     [Sidebar]



Montgomery Web Site
www.montgomeryfunds.com

E-mail
Feedback@montgomeryasset.com

Montgomery Shareholder
Service Representatives
800.572.FUND [3863]
Available 6 a.m. to 5 p.m.
Pacific time

Address General
Correspondence to:
The Montgomery Funds
101 California Street
San Francisco, CA
94111-9361

TABLE OF CONTENTS

Growth 20 Portfolio ............................................................
International 20 Portfolio .....................................................
Portfolio Management............................................................
Additional Investment Strategies and Related Risks..............................
     Defensive Investments......................................................
     Portfolio Turnover.........................................................
     The Year 2000..............................................................
     Internet Risks ............................................................
Account Information.............................................................
     Becoming a Montgomery Shareholder..........................................
     How Portfolio Shares Are Priced............................................
     Buying Additional Shares...................................................
     Exchanging Shares..........................................................
     Selling Shares.............................................................
     Other Policies.............................................................
     Tax Information............................................................
     After You Invest...........................................................

This prospectus contains important information about the investment objectives, strategies and risks of the Montgomery Growth 20 Portfolio and the Montgomery International 20 Portfolio (each a "Portfolio" and collectively, the Portfolios) that you should know before you invest in the Portfolios. Please read it carefully and keep it on hand for future reference. Please be aware that the
Portfolios:

>  Are not bank deposits

> Are not guaranteed, endorsed or insured by any financial institution or government entity such as the Federal Deposit Insurance Corporation (FDIC)

You should also know that you could lose money by investing in the Portfolios.

Growth 20 Portfolio|

   Objective

   [] Seeks long-term capital appreciation through concentrated exposure to growth-oriented U.S. companies
--------------------------------------------------------------------------------

Principal Strategy [clipart]



Under normal conditions, the Portfolio invests in a limited number of U.S. companies, typically between 20 and 30, but never less than 20. The Portfolio selects companies of any size, but will invest at least 65% of its total assets in those companies whose shares have a total stock market value (market capitalization) of at least $1 billion. (Below $1 billion, a company is generally considered to be a small or micro-cap company.)

The Portfolio's strategy is to identify well-managed U.S. companies whose share prices appear to be undervalued relative to the firms' growth potential. The managers rigorously analyze all prospective holdings by subjecting them to the following three steps of their investment process:

> Identify companies with improving business fundamentals such as improved price-to-earnings or debt-to-assets ratios

> Conduct in-depth analysis of each company's current business and future prospects

> Analyze each company's price to determine whether its growth prospects have been discovered by the market

Principal Risks [clipart]

By investing in stocks, the Portfolio may expose you to certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies. Growth-oriented companies are widely regarded as having more volatile stock prices than companies considered to be value-oriented. To the extent that the Portfolio is overweighted in certain market sectors compared with the Standard and Poor's 500 Composite Price Index, the Portfolio may be more volatile than the S&P 500. This is a non-diversified mutual fund that typically invests in the securities of as few as 20 companies. Consequently, the value of an investment in the Portfolio will vary more in response to developments or changes in market value affecting particular stocks than an investment in a diversified mutual fund investing in a greater number of securities.

When the Portfolio's managers think that market conditions are not favorable or when they are unable to locate attractive investments, they may (but are not required to) temporarily increase the Portfolio's cash position. Larger cash positions can be a defensive measure in adverse market conditions. Should the market advance, however, the Portfolio may not participate as much as it might have if more of its assets were invested in stocks.

--------------------------------------------------------------------------------
Past Portfolio Performance The Portfolio was launched on December 31, 1999. Performance results have not been provided because the Portfolio has not been in existence for a full calendar year.
--------------------------------------------------------------------------------


Fees & Expenses [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of this Portfolio. Montgomery does not impose any front-end or deferred sales loads on this Portfolio.

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                        1.00%*
Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets) **
    Management Fee#                                                       1.00%
    Distribution/Service (12b-1) Fee                                      0.00%
    Other Expenses##                                                      0.40%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                                 1.40%

* The 1.00% redemption fee applies to those shares redeemed within six months from the date of purchase and is paid to the Portfolio. $10 will be deducted from redemption proceeds sent by wire or overnight courier.

** Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Portfolio's total annual operating expenses (excluding interest and tax expense) to 1.40%. This contract has a rolling ten-year term.

# The management fee of 1.00% will be reduced to 0.90% for those assets over $500 million and to 0.80% for those assets over $1 billion.

##  Other expenses are based on estimated amounts for the current fiscal year.

Example of Portfolio expenses: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Portfolio's actual expenses or returns.

1 Year        3 Years
---------------------
$142            $442



                                                             [clipart] [sidebar]

                                                            Portfolio Management
                                                                    Andrew Pratt
                                                      and the Growth Equity Team
                                                    For more details see page __

International 20 Portfolio|

   Objective

   [] Seeks long-term capital appreciation through concentrated exposure to companies in developed stock markets outside the United States
--------------------------------------------------------------------------------

Principal Strategy  [clipart]

Under normal conditions, the Portfolio invests in a limited number of companies outside the United States, typically between 20 and 30, but never less than 20, and will invest at least 65% of its total assets in those companies whose shares have a total stock market value (market capitalization) of at least $1 billion. The Portfolio concentrates its investments in the stock markets of western Europe, particularly the United Kingdom, France, Germany, Italy and the Netherlands, as well as developed markets in Asia, such as Japan and Hong Kong. The Portfolio typically invests in at least three countries outside the United States, with no more than 40% of its assets (or twice the benchmark index weighting used by the Portfolio, whichever is greater) in any one country. Montgomery currently expects that only those investments in Japan could exceed that 40% limit.

The portfolio managers seek well-managed companies that they believe will be able to increase their sales and corporate earnings on a sustained basis. In addition, the portfolio managers purchase shares of companies that they consider to be under- or reasonably-valued relative to their long-term prospects. The managers favor companies that they believe have a competitive advantage, offer innovative products or services and may profit from such trends as deregulation and privatization. On a strategic basis, the Portfolio's assets may be allocated among countries in an attempt to take advantage of market trends. The Portfolio's managers and analysts frequently travel to the countries in which the Portfolio invests or may invest to gain firsthand insight into the economic, political and social trends that affect investments in those countries.

Principal Risks  [clipart]

By investing in stocks, the Portfolio may expose you to certain risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies. This is a non-diversified mutual fund that typically invests in the securities of as few as 20 companies. Consequently, the value of an investment in the Portfolio will vary more in response to developments or changes in market value affecting particular stocks than an investment in a diversified mutual fund investing in a greater number of securities.

By investing primarily in foreign stocks, the Portfolio may expose shareholders to additional risks. Foreign stock markets tend to be more volatile than the U.S. market due to economic and political instability and regulatory conditions in some countries. To the extent that the Portfolio invests in small-cap foreign stocks, it may expose shareholders to additional risks. These risks include limited or inaccurate information; limited product lines, markets or financial resources; and securities that may trade less frequently and in limited volume. As a result, small-cap stocks may fluctuate significantly more in value than larger-cap stocks.

Because of the possible concentration of the Portfolio's investments in Japanese companies, investors should be aware of the special risks associated with an emphasis on Japanese stocks. See "Additional Investment Strategy and Related Risks."

In addition, most of the securities in which the Portfolio invests are denominated in foreign currencies, whose value may decline against the U.S. dollar.

--------------------------------------------------------------------------------
Past Portfolio Performance The Portfolio was launched on December 31, 1999. Performance results have not been provided because the Portfolio has not been in existence for a full calendar year.
--------------------------------------------------------------------------------

Fees & Expenses [clipart]

The following table shows the fees and expenses you may pay if you buy and hold shares of this Portfolio. Montgomery does not impose any front-end or deferred sales loads on this Portfolio.

Shareholder Fees (fees paid directly from your investment)
    Redemption Fee                                                        1.00%*
Annual Portfolio Operating Expenses (expenses that are
deducted from Portfolio assets) **
    Management Fee#                                                       1.10%
    Distribution/Service (12b-1) Fee                                      0.00%
    Other Expenses##                                                      0.55%
--------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses                                 1.65%

* The 1.00% redemption fee applies to those shares redeemed within six months from the date of purchase and is paid to the Portfolio. $10 will be deducted from redemption proceeds sent by wire or overnight courier.

** Montgomery Asset Management has contractually agreed to reduce its fees and/or absorb expenses to limit the Portfolio's total annual operating expenses (excluding interest and tax expense) to 1.65%. This contract has a rolling ten-year term.

# The management fee of 1.10% will be reduced to 1.00% for those assets over $500 million and to 0.90% for those assets over $1 billion.

##  Other expenses are based on estimated amounts for the current fiscal year.

Example of Portfolio expenses: This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The table below shows what you would pay in expenses over time, whether or not you sold your shares at the end of each period. It assumes a $10,000 initial investment, 5% total return each year and no changes in expenses. This example is for comparison purposes only. It does not necessarily represent the Portfolio's actual expenses or returns.



 1 Year        3 Years
----------------------
  $167          $519



                                                             [clipart] [sidebar]
                                                            Portfolio Management
                                                                      John Boich
                                                                    Oscar Castro
                                                   For more details see page ___

                                                            PORTFOLIO MANAGEMENT

PORTFOLIO MANAGEMENT

The investment manager of the Portfolios is Montgomery Asset Management, LLC, 101 California Street, San Francisco, California 94111. Founded in 1990, Montgomery Asset Management is a subsidiary of Commerzbank AG, one of the largest publicly held commercial banks in Germany. As of September 30, 1999, Montgomery Asset Management managed approximately $3.9 billion on behalf of some 200,000 investors in The Montgomery Funds. Montgomery may rely on the expertise, research and resources of Commerzbank AG and its worldwide affiliates in managing the Portfolios.

Growth 20 Portfolio

[photo] ANDREW PRATT, CFA, portfolio manager for the Montgomery Growth 20 Portfolio (since inception 1999). Mr. Pratt joined Montgomery in 1993 from Hewlett-Packard Company, where, as an equity analyst, he managed a portfolio of small-cap technology companies and researched private placement and venture capital investments.

[photo] ROGER HONOUR, portfolio manager for the Montgomery Growth 20 Portfolio (since inception 1999). Prior to joining Montgomery in 1993 as a senior portfolio manager and managing director, Mr. Honour was vice president and portfolio manager at Twentieth Century Investors in Kansas City, Missouri. From 1990 to 1992, he served as vice president and portfolio manager at Alliance Capital Management.

[photo] KATHRYN PETERS, portfolio manager for the Montgomery Growth 20 Portfolio (since inception 1999). Ms. Peters joined Montgomery in 1995 as a portfolio manager. From 1993 to 1995, she was an associate in the investment banking division of Donaldson, Lufkin & Jenrette in New York. Prior to that she analyzed mezzanine investments for Barclays Associates Incorporated.

International 20 Portfolio

[photo] JOHN BOICH, CFA, senior portfolio manager for the Montgomery International 20 Portfolio (since inception 1999). Mr. Boich joined Montgomery in 1993 as a senior portfolio manager and managing director. From 1990 to 1993, he was a vice president and portfolio manager at The Boston Company
Institutional Investors, Inc. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World Fund, a global equity partnership.

[photo] OSCAR CASTRO, CFA, senior portfolio manager for the Montgomery International 20 Portfolio (since inception 1999). Mr. Castro joined Montgomery in 1993 as a senior portfolio manager and managing director. From 1991 to 1993 he was a vice president and portfolio manager at G.T. Capital Management, Inc. From 1989 to 1990, he was co-founder and co-manager of The Common Goal World Fund, a global equity partnership.

Management Fees and Operating Expense Limits

The table below shows the annual contractual management fee rate and the annual contractual total operating expense limit (excluding interest and tax expense) for each Portfolio. The management fee amounts actually paid to Montgomery Asset Management may vary from year to year, depending on actual expenses. The actual fee rates may be greater than the contractual rates only to the extent Montgomery recouped previously deferred fees during the fiscal year.



                                              MANAGEMENT           TOTAL EXPENSE
                                                 FEES                  LIMIT
MONTGOMERY PORTFOLIO                         (annual rate)         (annual rate)
Growth 20 Portfolio                              1.00%                 1.40%
International 20 Portfolio                       1.10%                 1.65%

Additional Investment Strategies and Related Risks

Montgomery International 20 Portfolio

To the extent that the Portfolio invests in Japanese securities, the Portfolio exposes shareholders to special risks. The Portfolio's share value may be more volatile than that of mutual funds not sharing this geographic concentration. The value of the Portfolio's shares may vary dramatically in response to political and economic factors affecting companies in Japan.

Securities in Japan are denominated and quoted in yen. Yen are fully convertible and transferable based on floating exchange rates into all readily convertible currencies, without administrative or legal restrictions for both non-residents and residents of Japan. As a result, in the absence of a successful currency hedge, the value of the Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in the value of Japanese yen relative to the U.S. dollar.

The decline in the Japanese securities markets since 1989 has contributed to a weakness in the Japanese economy, and the impact of a further decline cannot be ascertained. The common stocks of many Japanese companies continue to trade at high price-earnings ratios in comparison with those in the United States, even after that market decline. Differences in accounting methods make it difficult to compare the earning of Japanese companies with those of companies in other countries, especially the United States.

Defensive Investments

At the discretion of its portfolio manager(s), each Portfolio may invest up to 100% of its assets in cash for temporary defensive purposes. No Portfolio is required or expected to take such a defensive posture. But if used, such an unlikely stance may help a Portfolio minimize or avoid losses during adverse market, economic or political conditions. During such a period, a Portfolio may not achieve its investment objective. For example, should the market advance during this period, a Portfolio may not participate as much as it would have if it had been more fully invested.

Portfolio Turnover

The Portfolios' managers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commission paid to brokers and other transaction costs. By selling a security, a Portfolio may realize taxable capital gains that it will subsequently distribute to shareholders. Generally speaking, the higher a Portfolio's annual portfolio turnover, the greater its brokerage costs and the greater the likelihood that it will realize taxable capital gains. Increased brokerage costs may adversely affect a Portfolio's performance. Also, unless you are a tax-exempt investor or you purchase shares through a tax-deferred account, the distribution of capital gains may affect your after-tax return. Annual portfolio turnover of 100% or more, as is expected for each Portfolio, is considered high.

The Year 2000

The common past practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 challenge throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. This failure could adversely affect a Portfolio's operations, including pricing, securities trading and the servicing of shareholder accounts.

Montgomery is dedicated to providing uninterrupted, high-quality performance from our computer systems before, during and after 2000. We have completed tests on our internal systems. Montgomery is diligently working with external partners, suppliers, vendors and other service providers to ensure that the systems with which we interact will remain operational at all times.

In addition to taking reasonable steps to secure our internal systems and external relationships,

Montgomery is further developing contingency plans intended to ensure that unexpected systems failures will not adversely affect the Portfolios' operations. Montgomery intends to monitor these processes through the rollover of 1999 into 2000 and to quickly implement alternative solutions if necessary.

Despite Montgomery's efforts and contingency plans, however, noncompliant computer systems could have a material adverse effect on a Portfolio's business, operations or financial condition. Additionally, a Portfolio's performance could be hurt if a computer-system failure at a company or governmental unit affects the prices of securities the Portfolio owns. Issuers in countries outside of the United States, particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as required in the United States. The Manager, of course, cannot audit any company and its major suppliers to verify their Year 2000 readiness. Montgomery understands that many foreign countries and companies are well behind their U.S. counterparts in preparing for 2000.

Internet Risks

An interruption in transmissions over the Internet generally, or a problem in the transmission of our Web site in particular, could result in a delay or interruption in your ability to access our Web site, to place purchase or sale orders with a Portfolio, to receive certain shareholder information electronically or otherwise to interact with a Portfolio.

The Euro:  Single European Currency

Investors in the International 20 Portfolio should note the following: On January 1, 1999, the European Union (EU) introduced a single European currency called the euro. Eleven of the fifteen EU members have begun to convert their currencies to the euro including Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain (leaving out Britain, Sweden, Denmark and Greece). For the first three years, the euro will be a phantom currency (only an accounting entry). Euro notes and coins will begin circulating in 2002.

The introduction of the euro has occurred, but the following uncertainties will continue to exist for some time:

[] Whether the payment, valuation and operational systems of banks and financial institutions can operate reliably.

[] The applicable conversion rate for contracts stated in the national currency of an EU member.

[] The ability of clearing and settlement systems to process transactions reliably.

[]  The effects of the euro on European financial and commercial markets.

[] The effect of new legislation and regulations to address euro-related issues.

These and other factors could cause market disruptions and affect the value of your shares in the Portfolio to the extent it invests in companies conducting business in Europe. Montgomery and its key service providers have taken steps to address euro-related issues, but there can be no assurance that these efforts will be sufficient.

 [table]

Investment Options

To open a new account, complete and mail the New Account application included with this prospectus, or complete the application online by accessing our Web site at www.montgomeryfunds.com.
--------------------------------------------------------------------------------

Purchase and redemption requests received after 1:00 p.m. Pacific time (4:00 p.m. eastern time) will be executed at the following business day's closing price. Once a trade is placed it may not be altered or canceled.

Checks should be made payable to:
Montgomery Stock Solutions

For investors that use our online application the minimum initial investment is $1,000, otherwise, the Portfolio's minimum is $2,500. The minimum subsequent investment is $100.

Once an account is established, you can:

[] Buy or sell shares online Access the Portfolios at The Montgomery Funds Web site at www.montgomeryfunds.com and follow the instructions.

[] Buy, sell or exchange shares by phone. Contact The Montgomery Funds at 800.572.fund [3863]. Press (1) for a shareholder service representative. Press (2) for the automated Montgomery Star System.

[]   Buy or sell shares by mail
     Mail buy/sell order(s) with your check:
     By regular mail:
     The Montgomery Funds
     c/o DST Systems, Inc.
     P.O. Box 219073
     Kansas City, MO 64121-9073

     By express or overnight service:
     The Montgomery Funds
     c/o DST Systems, Inc.
     210 West 10th Street, 8th Floor
     Kansas City, MO 64105-1614

[]   Buy or sell shares by wiring funds
     To: Investors Fiduciary Trust Company
     ABA #101003621
     For: DST Systems, Inc.
     Account #7526601
     Attention: The Montgomery Funds
     For credit to: [shareholder(s) name]
     Shareholder account number:
     [shareholder(s) account number]
     Name of Portfolio: [Montgomery Portfolio Name]

                                                             ACCOUNT INFORMATION

What You Need to Know About Your Montgomery Account

You pay no sales charge to invest in the Portfolios. The minimum initial investment for each Portfolio is $2,500 ($1,000 online). The minimum subsequent investment is $100. Under certain conditions we may waive these minimums. If you buy shares through a broker or investment advisor, different requirements may apply. All investments must be made in U.S. dollars.

     We must receive payment from you within three business days of your purchase. In addition, the Portfolios and the Distributor each reserve the right to reject all or part of any purchase.

     From time to time, Montgomery may close and reopen the Portfolios to new investors at its discretion. Shareholders who maintain open accounts which meet the minimum required balance in a Portfolio when it closes may make additional investments in it. If a Portfolio is closed and you redeem your total investment in the Portfolio, your account will be closed and you will not be able to make any additional investments in the Portfolio. The Montgomery Funds reserves the right to close or liquidate a Portfolio at its discretion.

Becoming a Montgomery Shareholder

To open a new account:

[] Online Go to www.montgomeryfunds.com. Print and complete the online New Account application and send a check payable to Montgomery Stock Solutions to the appropriate address (see previous page).

[] By Mail Send your completed application (included with this prospectus or printed from our Web site at www.montgomeryfunds.com), with a check payable to Montgomery Stock Solutions, to the appropriate address (see column at right).
Your check must be in U.S. dollars and drawn only on a bank located in the United States. Dividends do not accrue until your check has cleared. We do not accept third-party checks, "starter" checks, credit-card checks, instant-loan checks or cash investments. We may impose a charge on checks that do not clear.

[] By Wire Call us at (800) 572-fund [3863] to let us know that you intend to make your initial investment by wire. Tell us your name, the amount you want to invest and Portfolio(s) in which you want to invest. We will give you further instructions and a fax number to which you should send your completed New Account application. To ensure that we handle your investment accurately, include complete account information in all wire instructions. Then request your bank to wire money from your account to the attention of:

Investors Fiduciary Trust Company
ABA #101003621
For: DST Systems, Inc.

and include the following:

Account #7526601
Attention: The Montgomery Funds
For credit to: [shareholder(s) name]
Shareholder Account Number:
[shareholder(s) account number]
Name of Portfolio: [Montgomery Portfolio Name]

Please note: Your bank may charge a wire transfer fee.

[] By Phone To make an initial investment by phone, you must have been a current Montgomery shareholder for at least 30 days. Shares for Individual Retirement Accounts (IRAs) may not be purchased by phone. Your purchase of a new Portfolio must meet its investment minimum and is limited to the total value of your existing accounts or $10,000, whichever is greater. To complete the transaction, we must receive payment within three business days. We reserve the right to collect any losses from your account if we do not receive payment within that time.

                                    [sidebar]
                                   Getting Started

                                   To invest, complete and send the New Account application enclosed with this prospectus or from our Web site at www.montgomeryfunds.com. Send a check payable to Montgomery Stock Solutions.

                                   Regular Mail
                                   The Montgomery Funds
                                   c/o DST Systems, Inc.
                                   P.O. Box 219073
                                   Kansas City, MO 64121-9073

                                   Express Mail or Overnight Courier
                                   The Montgomery Funds
                                   c/o DST Systems, Inc.
                                   210 West 10th Street
                                   8th Floor
                                   Kansas City, MO 64105-1614

                                   Foreign Investors:
                                   Foreign citizens and resident aliens of the United States living abroad may not invest in the Portfolio

How Portfolio Shares Are Priced

How and when we calculate the Portfolios' price or net asset value (NAV) determines the price at which you will buy or sell shares. We calculate a Portfolio's NAV by dividing the total net value of its assets by the number of outstanding shares. We base the value of the Portfolio's investments on their market value, usually the last price reported for each security before the close of market that day. A market price may not be available for securities that trade infrequently. Occasionally, an event that affects a security's value may occur after the market closes. This is more likely to happen for foreign securities traded in foreign markets that have different time zones than in the United States. Major developments affecting the price of those securities may happen after the foreign markets in which such securities trade have closed, but before the Portfolio calculates its NAV. In this case, Montgomery, subject to the supervision of the Portfolios' Board of Trustees or Pricing Committee, will make a good-faith estimate of the security's "fair value," which may be higher or lower than the security's closing price in its relevant market.

     We calculate the NAV of each Portfolio after the close of trading on the New York Stock Exchange (NYSE) every day the NYSE is open. We do not calculate NAVs on the days on which the NYSE is closed for trading. An exception applies as described below. If we receive your order by the close of trading on the NYSE, you can purchase shares at the price calculated for that day. The NYSE usually closes at 4:00 p.m. eastern time on weekdays, except for holidays. If your order is received after the NYSE has closed, your shares will be priced at the next NAV we determine after receipt of your order. More details about how we calculate the Portfolios' NAVs are in the Statement of Additional Information.

[] The International 20 Portfolio invests in securities denominated in foreign currencies and traded on foreign exchanges. To determine their value, we convert their foreign-currency price into U.S. dollars by using the exchange rate last quoted by a major bank. Exchange rates fluctuate frequently and may affect the U.S. dollar value of foreign-denominated securities, even if their market price does not change. In addition, some foreign exchanges are open for trading when the U.S. market is closed. As a result, the Portfolio's foreign securities--and its price--may fluctuate during periods when you can't buy, sell or exchange shares in the Portfolio.

[sidebar]
trading times

Whether buying, exchanging or selling shares, transaction requests received after 1:00 p.m.
Pacific time (4:00 p.m. eastern time) will be executed at the next business day's closing price.

[Table]
www.montgomeryfunds.com

Manage your account(s) online. Our Account Access area offers free, secure access to your Montgomery Portfolio account(s) around-the-clock.

At www.montgomeryfunds.com Montgomery shareholders can:

>    Check current account balances

>    Buy, exchange or sell shares

> View the most recent account activity and up to 80 records of account history within the past two years

>    Receive  current   versions  of  a  Portfolio's   prospectus,   annual  and
     semi-annual reports, proxy statements, confirmations and statements, and other shareholder information electronically

>    Order duplicate statements and tax forms

>    View tax summaries

>    Change address of record

Access your account(s) online today. Simply click on the Account Access tab and follow the simple steps to create a secure Personal Identification Number (PIN). It takes only a minute.

Please note that for your protection, this secure area of our Website requires the use of browsers with 128-bit encryption. If you are not sure what level of security your browser supports, click on our convenient browser check.

[clipart]

Buying Additional Shares

[]  Online. To buy  shares  online,  you must  first set up an  Electronic  Link
(described in the note at above left). Then visit our Web site, www.montgomeryfunds.com, where you can purchase up to $25,000 per day in additional shares of either Portfolio, except those held in a retirement account. You will be prompted to enter your PIN whenever you perform a transaction so that we can be sure each purchase is secure. You will then be asked to (1) affirm your consent to receive all Portfolio documentation electronically, (2) provide your e-mail address, and (3) affirm that you have read the appropriate Prospectus. Each Portfolio's current Prospectus will be readily available for viewing and printing on our Web site. The cost of the shares will be automatically deducted from your bank account.

[] By Mail. Complete the form at the bottom of any Montgomery statement and mail it with your check payable to Montgomery Stock Solutions. Or mail the check with a signed letter noting the name of the Portfolio in which you want to invest, your account number and telephone number. We will mail you a confirmation of your investment. Note that we may impose a charge on checks that do not clear.

[] By Phone. Current shareholders are automatically eligible to buy shares by phone. To buy shares in the Portfolio or to invest in a new Portfolio, call
(800) 572-fund [3863]. Shares for IRAs may not be purchased by phone. Telephone purchases can be made for up to five times your account value as of the previous day.

     We must receive payment for your purchase within three business days of your request. To ensure that we do, you can:

> Transfer money directly from your bank account by mailing a written request and a voided check or deposit slip (for a savings account).

> Send us a check by overnight or second-day courier service.

> Instruct your bank to wire money to our affiliated bank using the information in "Becoming A Montgomery Shareholder" (page ___).

[] By Wire. There is no need to contact us when buying additional shares by wire. Instruct your bank to wire funds to our affiliated bank using the information under "Becoming a Montgomery Shareholder" (page ___).

Exchanging Shares

You may exchange shares of each Portfolio for shares in the same class of another, in accounts with the same registration, Taxpayer Identification Number and address. There is a $100 minimum to exchange into a Portfolio you currently own and a $1,000 minimum for investing in a new Portfolio. Note that an exchange is treated as a sale may result in a realized gain or loss for tax purposes. You may exchange shares online at www.montgomeryfunds.com, or by phone at (800) 572-FUND [3863].

Other Exchange Policies

[] We will process your exchange order at the next-calculated NAV.

[] You may exchange shares only if the Portfolios are qualified for sale in your state. Call (800) 627-7933 for information on availability in your state. You may not exchange shares in one Portfolio for shares of another that is currently closed to new shareholders unless you are already a shareholder in the closed Portfolio.

[] Because excessive exchanges can harm a Portfolio's performance, we reserve the right to terminate your exchange privileges if you make more than four exchanges out of any one Portfolio during a 12-month period. We may also refuse an exchange into a Portfolio from which you have sold shares within the previous 90 days (accounts under common control and accounts having the same Taxpayer Identification Number will be counted together).

[sidebar]

Our Electronic Link program allows us to automatically debit or credit your bank account for transactions made by phone or online. To take advantage of this service, simply mail us a voided check or preprinted deposit slip from your bank account along with a request to establish an Electronic Link.

[] We may restrict or refuse your exchanges if we receive, or anticipate receiving, simultaneous orders affecting a large portion of a Portfolio's assets or if we detect a pattern of exchanges that suggests a market-timing strategy.

[] We reserve the right to refuse exchanges into a Portfolio by any person or group if, in our judgment, the Portfolio would be unable to effectively invest the money in accordance with its investment objective and policies, or might be adversely affected in other ways.

[] Any redemption fees will apply to exchanges or redemptions out of a Portfolio.

Selling Shares

You may sell some or all of your Portfolio shares on days that the New York Stock Exchange is open for trading. Note that a redemption is treated as a sale and may result in a realized gain or loss for tax purposes.

     Your shares will be sold at the next NAV we calculate for the Portfolio after receiving your order. We will promptly pay the proceeds to you, normally within three business days of receiving your order and all necessary documents (including a written redemption order with the appropriate signature guarantee). We will mail or wire you the proceeds, depending on your instructions. Shares purchased by check will be priced upon receipt of you order, but proceeds may not be paid until your check clears, which may take up to 15 days after the purchase date. Within this 15-day period, you may choose to exchange into a Montgomery Money Market fund provided you have received and read the prospectus for that Money Market fund.

     Aside from any applicable redemption fees, we generally will not charge you any fees when you sell your shares, although there are some minor exceptions:

> For sharers sold by wire pay a $10 wire transfer fee that will be deducted directly from their proceeds.

> For redemption checks requested by Federal Express, a $10 fee will be deducted directly from the redemption proceeds.

     In  accordance  with the rules of the  Securities  and Exchange  Commission
(SEC)  we  reserve  the  right  to  suspend   redemptions  under   extraordinary
circumstances.

     Shares can be sold in several ways:

[] Online. You can sell up to $50,000 in shares in a regular account in the Account Access section of www.montgomeryfunds.com.

[] By Mail. Send us a letter including your name, Montgomery account number, the Portfolio from which you would like to sell shares and the dollar amount or number of shares you want to sell. You must sign the letter the same way your account is registered. If you have a joint account, all accountholders must sign the letter.

     If you want the proceeds to go to a party other than the account owner(s) or your predesignated bank account, or if the dollar amount of your redemption exceeds $50,000, you must obtain a signature guarantee (not a notarization), available from many commercial banks, savings associations, stock brokers and other National Association of Securities Dealers member firms.

     If you want to wire your redemption proceeds but do not have a predesignated bank account, include a preprinted, voided check or deposit slip. If you do not have a preprinted check, please send a signature-guaranteed letter along with your bank instructions. The minimum wire amount is $500. Wire charges, if any, will be deducted from the redemption proceeds. We may permit lesser wire amounts or fees at our discretion. Call (800) 572-fund [3863] for more details.

                                     [sidebar]
                                     Shareholder service is available Monday
                                     through Friday from 6:00 a.m. to 5:00 p.m.
                                     Pacific time.

                                     Shareholders can get information or perform transactions around-the-clock through the Montgomery Star System or www.montgomeryfunds.com.

[] By Phone. You may accept or decline telephone redemption privileges on your New Account application. If you accept, you will be able to sell up to $50,000 in shares through one of our shareholder service representatives or through our automated Star System at (800) 572-fund [3863]. You may not buy or sell shares in an IRA account by phone. If you included bank wire information on your New Account application or made arrangements later for wire redemptions, proceeds can be wired to your bank account. Please allow at least two business days for the proceeds to be credited to your bank account. If you want proceeds to arrive at your bank on the same business day (subject to bank cutoff times), there is a $10 fee. For more information about our telephone transaction policies, see "Other Policies."

[] Redemption Fee. The redemption fee is intended to compensate each Portfolio for the increased expenses to longer-term shareholders and the disruptive effect on the portfolios caused by short-term investments. The redemption fee will be assessed on the net asset value of the shares redeemed or exchanged and will be deducted from the redemption proceeds otherwise payable to the shareholder. Each Portfolio will retain the fee charged.

Other Policies

Minimum Account Balances

Due to the cost of maintaining small accounts, we require a minimum account balance of $1,000. If your account balance falls below that amount for any reason, we will ask you to add to your account. If your account balance is not brought up to the minimum or you do not send us other instructions, we will redeem your shares and send you the proceeds. We believe that this policy is in the best interests of all our shareholders.

Expense Limitations

Montgomery Asset Management may reduce its management fees and absorb expenses in order to maintain total operating expenses (excluding interest, taxes and dividend expenses) for each Portfolio below its previously set operating expense limit. The Investment Management Agreement allows Montgomery three years to recoup amounts previously reduced or absorbed, provided the Portfolio remains within the applicable expense limitation. Montgomery generally seeks to recoup the oldest amounts before seeking payment of fees and expenses for the current year.

Uncashed Redemption Checks

If you receive your Portfolio redemption proceeds or distributions by check (instead of by wire) and it does not arrive within a reasonable period of time, call us at (800) 572-fund [3863]. Please note that we are responsible only for mailing redemption or distribution checks and are not responsible for tracking uncashed checks or determining why checks are uncashed. If your check is returned to us by the U.S. Postal Service or other delivery service, we will hold it on your behalf for a reasonable period of time. We will not invest the proceeds in any interest-bearing account. No interest will accrue on uncashed distribution or redemption proceeds.

Transaction Confirmation

If you notice any errors on your confirmation, you must notify the Portfolios of such errors within 30 days following mailing of that confirmation. The Portfolios will not be responsible for any loss, damage, cost or expense arising out of any transaction that appears on your confirmation after this 30-day period.

[sidebar]
BUYING AND SELLING SHARES THROUGH SECURITIES BROKERS
AND BENEFIT PLAN ADMINISTRATORS

You may purchase and sell shares through securities brokers and benefit plan administrators or their subagents. You should contact them directly for information regarding how to invest or redeem through them. They may also charge you service or transaction fees. If you purchase or redeem shares through them, you will receive the NAV calculated after receipt of the order by them (generally, 4:00 p.m. eastern time) on any day the NYSE is open. If your order is received by them after that time, it will be purchased or redeemed at the next-calculated NAV. Brokers and benefit plan administrators who perform shareholder servicing for the Portfolios may receive fees from the Portfolios or Montgomery for providing these services.

Telephone Transactions

By buying or selling shares over the phone, you agree to reimburse the Portfolios for any expenses or losses incurred in connection with transfers of money from your account. This includes any losses or expenses caused by your bank's failure to honor your debit or act in accordance with your instructions. If your bank makes erroneous payments or fails to make payment after you buy shares, we may cancel the purchase and immediately terminate your telephone transaction privileges.

     The shares you purchase by phone will be priced at the first net asset value we determine after receiving your request. You will not actually own the shares, however, until we receive your payment in full. If we do not receive your payment within three business days of your request, we will cancel your purchase. You may be responsible for any losses incurred by a Portfolio as a result.

     Please note that we cannot be held liable for following telephone instructions that we reasonably believe to be genuine. We use the following safeguards to ensure that the instructions we receive are accurate and authentic:

> Recording certain calls

> Requiring an authorization number or other personal information not likely to be known by others

> Sending a transaction confirmation to the investor

     The Portfolios and our Transfer Agent may be held liable for any losses due to unauthorized or fraudulent telephone transactions only if we have not followed these reasonable procedures.

     We reserve the right to revoke the telephone transaction privilege of any shareholder at any time if he or she has used abusive language or misused the phone privilege by making purchases and redemptions that appear to be part of a systematic market-timing strategy.

     If you notify us that your address has changed, we will temporarily suspend your telephone redemption privileges until 30 days after your notification to protect you and your account. We require all redemption requests made during this period to be in writing with a signature guarantee.

     Shareholders may experience delays in exercising telephone redemption privileges during periods of volatile economic or market conditions. In these cases you may want to transmit your redemption request:

> Online

> Using the automated Star System

> By overnight courier

> By telegram

You may discontinue phone privileges at any time.

Tax Withholding Information

Be sure to complete the Taxpayer Identification Number (TIN) section of the New Account application. If you don't have a Social Security Number or TIN, apply for one immediately by contacting your local office of the Social Security Administration or the Internal Revenue Service (IRS). If you do not provide us with a TIN or a Social Security Number, federal tax law may require us to withhold 31% of your taxable dividends, capital-gain distributions, and redemption and exchange proceeds (unless you qualify as an exempt payee under certain rules).

     Other rules about TINs apply for certain investors. For example, if you are establishing an account for a minor under the Uniform Gifts to Minors Act, you should furnish the minor's TIN. If the IRS has notified you that you are subject to backup withholding because you failed to report all interest and dividend income on your tax return, you must check the appropriate item on the New Account application. Foreign shareholders should note that any dividends the Portfolio pays to them may be subject to up to 30% withholding instead of backup withholding.

                                   [sidebar]
                                   INVESTMENT MINIMUMS


                                   For regular accounts and IRAs, the minimum initial investment is $2,500 ($1,000 online). Minimum subsequent investment is $100.


After You Invest

Taxes

IRS rules require that the Portfolios distribute all of their net investment income and capital gains, if any, to shareholders. Capital gains may be taxable at different rates depending upon the length of time a Portfolio holds its assets. We will inform you about the source of any dividends and capital gains upon payment. After the close of each calendar year, we will advise you of their tax status. The Portfolios' distributions, whether received in cash or reinvested, may be taxable. Any redemption of a Portfolio's shares or any exchange of a Portfolio's shares for another Portfolio will be treated as a sale, and any gain on the transaction may be taxable.

     Additional information about tax issues relating to the Portfolios can be found in our Statement of Additional Information, available free by calling
(800) 572-fund [3863]. Consult your tax advisor about the potential tax consequences of investing in the Portfolios.

Dividends and Distributions

As a shareholder in a Portfolio, you may receive income dividends and capital-gain distributions for which you will owe taxes (unless you invest solely through a tax-advantaged account such as an IRA or a 401(k) plan). Income dividends and capital-gain distributions are paid to all shareholders who maintain accounts with a Portfolio as of its "record date."

     If you would like to receive dividends and distributions in cash, indicate that choice on your New Account application. Otherwise, the distribution will be reinvested in additional Portfolio shares.

Keeping You Informed

After you invest you will receive, either by regular mail or electronically, our Shareholder Services Guide, which includes more information about buying, exchanging and selling shares in the Portfolios. It also describes in more detail useful tools for investors such as the Montgomery Star System and online transactions.

     During the year, we will also send you, either by mail or electronically, the following communications:

> Confirmation statements

> Account statements, sent after the close of each calendar quarter

> Annual and semiannual reports, sent approximately 60 days after June 30 and December 31

> 1099 tax form, sent by January 31

> Annual updated prospectus, sent to existing shareholders in the fall

     To save you money, we send only one copy of each shareholder report or other mailings to your household if you hold accounts under common ownership or at the same address (regardless of the number of shareholders or accounts at that household or address), unless you request additional copies. You also have the option of receiving the shareholder report or other mailings electronically. Your consent to receive these materials electronically is effective until further notice by the Portfolios or revocation by you.

 [sidebar]

OUR PARTNERS

As a Montgomery shareholder,  you may see the
names of our partners on a regular basis.  We
all  work   together   to  ensure  that  your
investments   are  handled   accurately   and
efficiently.

Funds Distributor,  Inc., located in New York
City and Boston, distributes the Portfolios.

Investors Fiduciary Trust Company, located in
Kansas City, Missouri, is the Portfolios' master transfer agent. It performs certain recordkeeping and accounting functions for the Portfolios.

DST  Systems,  Inc.  also  located  in Kansas
City,  Missouri,  assists Investors Fiduciary
Trust  with   certain   record   keeping  and
accounting functions for the Portfolios.

[table]
                                         INCOME DIVIDENDS                     CAPITAL GAINS
Growth 20 Portfolio            Declared and paid in the last         Declared and paid in the last
                               quarter of each calendar year*        quarter of each calendar year*
International 20 Portfolio     Declared and paid in the last         Declared and paid in the last
                               quarter of each calendar year*        quarter of each calendar year*

*Following their fiscal year end (June 30), the Portfolios may make additional distributions to avoid the imposition of a tax.

                                 [sidebar]

                                 HOW TO AVOID "BUYING A DIVIDEND"

                                 If you plan to purchase shares in a Portfolio, check if it is planning to make a distribution in the near future. Here's why:
                                 If you buy shares of a Portfolio just before a distribution, you'll pay full price for the shares but receive a portion of your purchase price back as a taxable distribution. This is called "buying a dividend." Unless you hold that Portfolio in a tax-deferred account, you will have to include the distribution in your gross income for tax purposes, even though you may not have participated in the increase of that Portfolio's appreciation.

[Outside back cover: The Montgomery Funds; Address; Contact Info; Logo]

You can find more information about the Portfolios' investment policies in the Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.

You can also find further information about the Portfolios in our annual and semiannual shareholder reports, which discuss the market conditions and investment strategies that significantly affected the Portfolios' performance during its most recent fiscal period. To request a copy of the most recent annual or semiannual report, please call us at (800) 572-FUND [3863], option 3.

To request a free copy of the SAI, call us at 800.572.FUND [3863]. You can review and copy further information about the Portfolios, including the SAI, at the Securities and Exchange Commission's (SEC's) Public Reference Room in Washington, D.C. To obtain information on the operation of the Public Reference Room please call 202.942.8090. Reports and other information about the Portfolios are available at the SEC's Web site at www.sec.gov. You can also obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C., 20549-6009, or e-mailing the SEC at publicinfo@sec.gov.

Corporate Headquarters:
The Montgomery Funds
101 California Street
San Francisco, CA 94111-9361

-------------------------
  (800) 572-FUND [3863]
 www.montgomeryfunds.com
-------------------------

                                  SEC File Nos.:  The Montgomery Funds  811-6011

                          Funds Distributor, Inc. 12/99

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                                     PART B

                COMBINED STATEMENT OF ADDITIONAL INFORMATION FOR

                         MONTGOMERY GROWTH 20 PORTFOLIO
                      MONTGOMERY INTERNATIONAL 20 PORTFOLIO

      ---------------------------------------------------------------------

--------------------------------------------------------------------------------
                              THE MONTGOMERY FUNDS
--------------------------------------------------------------------------------

                         MONTGOMERY GROWTH 20 PORTFOLIO
                      MONTGOMERY INTERNATIONAL 20 PORTFOLIO


                              101 California Street
                         San Francisco, California 94111
                              (800) 572-FUND [3863]

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                                December 31, 1999


         The Montgomery Funds is an open-end management investment company organized as a Massachusetts business trust (the "Trust"), having different series of shares of beneficial interest. The Montgomery Growth 20 Portfolio and the Montgomery International 20 Portfolio (each a "Portfolio" and collectively, the "Portfolios") are series of the Trust. This Statement of Additional Information contains information in addition to that set forth in the combined prospectus for the Portfolios dated December 31, 1999, as that prospectus may be revised from time to time (the "Prospectus"). The Prospectus may be obtained without charge at the address or telephone number provided above. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus.

                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----

STATEMENT OF ADDITIONAL INFORMATION............................................1
THE TRUST......................................................................3
INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS...........................3
RISK FACTORS..................................................................14
INVESTMENT RESTRICTIONS.......................................................16
DISTRIBUTIONS AND TAX INFORMATION.............................................19
TRUSTEES AND OFFICERS.........................................................23
INVESTMENT MANAGEMENT AND OTHER SERVICES......................................26
EXECUTION OF PORTFOLIO TRANSACTIONS...........................................29
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................31
DETERMINATION OF NET ASSET VALUE..............................................32
PRINCIPAL UNDERWRITER.........................................................34
PERFORMANCE INFORMATION.......................................................35
GENERAL INFORMATION...........................................................37
FINANCIAL STATEMENTS..........................................................39
APPENDIX......................................................................40

                                    THE TRUST

         The Montgomery Funds is an open-end management investment company organized as a Massachusetts business trust on May 10, 1990, and is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust currently offers shares of beneficial interest, $0.01 par value per share, in various series. This Statement of Additional Information pertains to the Montgomery Growth 20 Portfolio (the "Growth 20 Portfolio") and the Montgomery International 20 Portfolio (the "International 20 Portfolio").


              INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS

         The Portfolios are managed by Montgomery Asset Management, LLC (the "Manager") and their shares are distributed by Funds Distributor, Inc. (the "Distributor"). The investment objectives and policies of the Portfolios are described in detail in the combined Prospectus. The following discussion supplements the discussion in the Prospectus.

         Each Portfolio is a non-diversified series of The Montgomery Funds. The achievement of each Portfolio's investment objective will depend upon market conditions generally and on the Manager's analytical and portfolio management skills.

Alternative Structures

         Each Portfolio has reserved the right, if approved by the Board of Trustees, to convert to a "master/feeder" structure. In this structure the assets of mutual funds with common investment objectives and similar parameters are combined in a pool, rather than being managed separately. The individual funds are known as "feeder" funds and the pool as the "master" fund. Although combining assets in this way allows for economies of scale and other advantages, this change will not affect the investment objectives, philosophies or disciplines currently employed by the Portfolios and the Manager. Each Portfolio would notify its shareholders before it took any action to convert to this structure. As of the date of this Statement of Additional Information, the Portfolios have not proposed instituting this alternative structure.

Portfolio Securities

         Depositary Receipts, Convertible Securities and Securities Warrants. Each Portfolio may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depository Receipts ("GDRs"), and other similar global instruments available in emerging markets, or other securities convertible into securities of eligible issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and other similar global instruments in bearer form are designed for use in European securities markets. For purposes of a Portfolio's investment policies, a Portfolio's investments in ADRs, EDRs and similar instruments will be deemed to be investments in the equity securities representing the securities of foreign issuers into which they may be converted. Each Portfolio may also invest in convertible securities and securities warrants.

         Other Investment Companies. Each Portfolio may invest in securities issued by other investment companies. Those investment companies must invest in securities in which the Portfolio can invest in a manner consistent with the Portfolio's investment objective and policies. Applicable provisions of the Investment Company Act require that a Portfolio limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 10% of the value of a Portfolio's total assets will be invested in the aggregate in securities of investment companies as a group; and (b) either (i) a Portfolio and affiliated persons of that Portfolio not own together more than 3% of the total outstanding shares of any one investment company at the time of purchase (and that all shares of the investment company held by that Portfolio in excess of 1% of the company's total outstanding shares be deemed illiquid), or (ii) a Portfolio not invest more than 5% of its total assets in any one investment company and the investment not represent more than 3% of the total outstanding voting stock of the investment company at the time of purchase.

         Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for the International 20 Portfolio to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities and are subject to limitations under the Investment Company Act. The International 20 Portfolio also may incur tax liability to the extent that it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Portfolio.

         Each Portfolio does not intend to invest in other investment companies unless, in the Manager's judgment, the potential benefits exceed associated costs. As a shareholder in an investment company, these Portfolios bear their ratable share of that investment company's expenses, including advisory and administration fees, resulting in an additional layer of management fees and expenses for shareholders. This duplication of expenses would occur regardless of the type of investment company, i.e., open-end (mutual fund) or closed-end.

         Debt Securities. Each Portfolio may purchase debt securities that complement its objective of capital appreciation through anticipated favorable changes in relative foreign exchange rates, in relative interest rate levels or in the creditworthiness of issuers. Debt securities may constitute up to 35% of each Portfolio's total assets. In selecting debt securities, the Manager seeks out good credits and analyzes interest rate trends and specific developments that may affect individual issuers. As an operating policy, which may be changed by the Board, the Portfolio may invest up to 5% of its total assets in debt securities rated lower than investment grade. Subject to this limitation, the Portfolio may invest in any debt security, including securities in default. After its purchase by the Portfolio, a debt security may cease to be rated or its rating may be reduced below that required for purchase by the Portfolio. A security downgraded below the minimum level may be retained if determined by the Manager and the Board to be in the best interests of the Portfolio.

         Debt securities may also consist of participation certificates in large loans made by financial institutions to various borrowers, typically in the form of large unsecured corporate loans. These certificates must otherwise comply with the maturity and credit-quality standards of the Portfolio and will be limited to 5% of the Portfolio's total assets.

         In addition to traditional corporate, government and supranational debt securities, the International 20 Portfolio may invest in external (i.e., to foreign lenders) debt obligations issued by the governments, government entities and companies of emerging markets countries. The percentage distribution between equity and debt will vary from country to country, based on anticipated trends in inflation and interest rates; expected rates of economic and corporate profits growth; changes in government policy; stability, solvency and expected trends of government finances; and conditions of the balance of payments and terms of trade.

         U.S. Government Securities. Each Portfolio may invest a substantial portion, if not all, of its net assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, including repurchase agreements backed by such securities ("U.S. government securities"). A Portfolio generally will have a lower yield than if it purchased higher yielding commercial paper or other securities with correspondingly greater risk instead of U.S. Government securities.

         Certain of the obligations, including U.S. Treasury bills, notes and bonds, and mortgage-related securities of the GNMA, are issued or guaranteed by the U.S. government. Other securities issued by U.S. government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, whereas others, such as those issued by the FNMA, Farm Credit System and Student Loan Marketing Association, have an additional line of credit with the U.S. Treasury. Short-term U.S. government securities generally are considered to be among the safest short-term investments. The U.S. government does not guarantee the net asset value of a Portfolio's shares, however. With respect to U.S. government securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. government will provide support to such agencies or instrumentalities. Accordingly, such U.S. government securities may involve risk of loss of principal and interest. The securities issued by these agencies are discussed in more detail later.

         Asset-Backed Securities. Each Portfolio may invest up to 5% of its total assets in asset-backed securities. These are secured by and payable from pools of assets, such as motor vehicle installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (e.g., credit card) agreements. Like mortgage-related securities, these securities are subject to the risk of prepayment.

         Structured Notes and Indexed Securities. Each Portfolio may invest in structured notes and indexed securities. Structured notes are debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Index securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. To the extent a Portfolio invests in these securities, however, the Manager analyzes these securities in its overall assessment of the effective duration of that Portfolio's portfolio in an effort to monitor the Portfolio's interest rate risk.

         Privatizations.   The   International   20  Portfolio   may  invest  in
privatizations.   Foreign   governmental   programs  of  selling   interests  in
government-owned or -controlled enterprises ("privatizations") may represent opportunities for significant capital appreciation and the Portfolio may invest in privatizations. The ability of U.S. entities, such as the Portfolio, to participate in privatizations may be limited by local law, or the terms for participation may be less advantageous than for local investors. There can be no assurance that privatization programs will be successful.

         Special Situations. The International 20 Portfolio may invest in special situations. The Portfolio believes that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and similar vehicles (collectively, "special situations") could enhance their capital appreciation potential. The Portfolio also may invest in certain types of vehicles or derivative securities that represent indirect investments in foreign markets or securities in which it is impracticable for the Portfolio to invest directly. Investments in special situations may be illiquid, as determined by the Manager based on criteria reviewed by the Board. The Portfolio does not invest more than 15% of its net assets in illiquid investments, including special situations.

Risk Factors/Special Considerations Relating to Debt Securities

         The International 20 Portfolio may invest in debt securities that are rated below BBB by S&P, Baa by Moody's or BBB by Fitch, or, if unrated, are deemed to be of equivalent investment quality by the Manager. As an operating policy, which may be changed by the Board of Trustees without shareholder approval, the Portfolio will invest no more than 5% of its assets in debt securities rated below Baa by Moody's or BBB by S&P, or, if unrated, of equivalent investment quality as determined by the Manager. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. The net asset value of the Portfolio will reflect these changes in market value.

         Bonds rated C by Moody's are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Bonds rated C by S&P are obligations on which no interest is being paid. Bonds rated below BBB or Baa are often referred to as "junk bonds."

         Although such bonds may offer higher yields than higher-rated securities, low-rated debt securities generally involve greater price volatility and risk of principal and income loss, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated debt securities are traded are more limited than those for higher-rated securities. The existence of limited markets for particular securities may diminish the ability of the Portfolio to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or financial markets and could adversely affect, and cause fluctuations in, the per-share net asset value of the Portfolio.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher-rated securities, and the ability of the Portfolio to achieve its investment objectives may, to the extent it invests in low-rated debt securities, be more dependent upon such credit analysis than would be the case if the Portfolio invested in higher-rated debt securities.

         Low-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade securities. The prices of low-rated debt securities have been found to be less sensitive to interest rate changes than higher-rated debt securities but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low-rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low-rated debt securities defaults, the Portfolio may incur additional expenses to seek financial recovery. The low-rated bond market is relatively new, and many of the outstanding low-rated bonds have not endured a major business downturn.

Hedging and Risk Management Practices

         The International 20 Portfolio typically will not hedge against the foreign currency exchange risks associated with its investments in foreign securities. Consequently, the Portfolio will be very sensitive to any changes in exchange rates for the currencies in which its foreign investments are denominated or linked. The

Portfolio may enter into forward foreign currency exchange contracts ("forward contracts") and foreign currency futures contracts, as well as purchase put or call options on foreign currencies, as described below, in connection with making an investment or, on rare occasions, to hedge against expected adverse currency exchange rate changes. Despite their very limited use, the Portfolio may enter into hedging transactions when, in fact, it is inopportune to do so and, conversely, when it is more opportune to enter into hedging transactions the Portfolio might not enter into such transactions. Such inopportune timing of utilization of hedging practices could result in substantial losses to the Portfolio.

         The International 20 Portfolio also may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         Each Portfolio may purchase options and futures and may write covered options.

         Forward Contracts. A forward contract, which is individually negotiated and privately traded by currency traders and their customers, involves an obligation to purchase or sell a specific currency for an agreed-upon price at a future date.

         The International 20 Portfolio may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency or is expecting a dividend or interest payment in order to "lock in" the U.S. dollar price of a security, dividend or interest payment. When the Portfolio believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Portfolio's portfolio securities denominated in such currency, or when the Portfolio believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that currency for a fixed dollar amount.

         In connection with the Portfolio's forward contract transactions, an amount of the Portfolio's assets equal to the amount of its commitments will be held aside or segregated to be used to pay for the commitments. Accordingly, the Portfolio always will have cash, cash equivalents or liquid equity or debt securities denominated in the appropriate currency available in an amount sufficient to cover any commitments under these contracts. Segregated assets used to cover forward contracts will be marked to market on a daily basis. While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future regulate them, and the ability of the Portfolio to utilize forward contracts may be restricted. Forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance by the Portfolio than if it had not entered into such contracts. The Portfolio generally will not enter into a forward foreign currency exchange contract with a term greater than one year.

         Futures Contracts and Options on Futures Contracts. Each Portfolio typically will not hedge against movements in interest rates, securities prices or currency exchange rates. The Portfolio may still occasionally purchase and sell various kinds of futures contracts and options on futures contracts. The Portfolio also may enter into closing purchase and sale transactions with respect to any such contracts and options. Futures contracts may be based on various securities (such as U.S. government securities), securities indices, foreign currencies and other financial instruments and indices.

         The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets.

Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act, the notice of eligibility included the representation that the Portfolio will use futures contracts and related options for bona fide hedging purposes within the meaning of CFTC regulations, provided that the Portfolio may hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions if the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the Portfolio's net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%.

         The Portfolio will attempt to determine whether the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio for which it expects to purchase. When used, the Portfolio's futures transactions generally will be entered into only for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities or currencies and will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase (or the currencies in which they are denominated). All futures contracts entered into by the Portfolio are traded on U.S. exchanges or boards of trade licensed and regulated by the CFTC or on foreign exchanges.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting or "closing" purchase or sale transactions, which may result in a profit or a loss. While the Portfolio's futures contracts on securities or currencies will usually be liquidated in this manner, the Portfolio may make or take delivery of the underlying securities or currencies whenever it appears economically advantageous. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         By using futures contracts to hedge their positions, the Portfolio seeks to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Portfolio proposes to acquire. For example, when interest rates are rising or securities prices are falling, the Portfolio can seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, the Portfolio, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market with respect to anticipated purchases. Similarly, the Portfolio can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency. The Portfolio can purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in such currency the Portfolio has acquired or expects to acquire.

         As part of its hedging strategy, the Portfolio also may enter into other types of financial futures contracts if, in the opinion of the Manager, there is a sufficient degree of correlation between price trends for the Portfolio's portfolio securities and such futures contracts. Although under some circumstances prices of securities in the Portfolio's portfolio may be more or less volatile than prices of such futures contracts, the Manager will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having the Portfolio enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Portfolio's securities portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities can be substantially offset by appreciation in the value of the futures position. However, any unanticipated appreciation in the value of the Portfolio's portfolio securities could be offset substantially by a decline in the value of the futures position.

         The acquisition of put and call options on futures contracts gives the Portfolio the right (but not the obligation), for a specified price, to sell or purchase the underlying futures contract at any time during the option period. Purchasing an option on a futures contract gives the Portfolio the benefit of the futures position if prices move in a favorable direction, and limits its risk of loss, in the event of an unfavorable price movement, to the loss of the premium and transaction costs.

         The Portfolio may terminate its position in an option contract by selling an offsetting option on the same series. There is no guarantee that such a closing transaction can be effected. The Portfolio's ability to establish and close out positions on such options is dependent upon a liquid market.

         Loss from investing in futures transactions by the Portfolio is potentially unlimited.

         The Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended, for maintaining its qualification as a regulated investment company for federal income tax purposes.

         Options on Securities, Securities Indices and Currencies. Each Portfolio may purchase put and call options on securities in which it has invested, on foreign currencies represented in its portfolios and on any securities index based in whole or in part on securities in which that Portfolio may invest. A Portfolio also may enter into closing sales transactions in order to realize gains or minimize losses on options they have purchased.

         A Portfolio normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated. The purchase of a call option would entitle a Portfolio, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.

         A Portfolio may purchase and sell options traded on U.S. and foreign exchanges. Although a Portfolio will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that a Portfolio would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

         Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi)
discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         Although the Portfolios do not currently intend to do so, they may, in the future, write (i.e., sell) covered put and call options on securities, securities indices and currencies in which they may invest. A covered call option involves a Portfolio's giving another party, in return for a premium, the right to buy specified securities owned by that Portfolio at a specified future date and price set at the time of the contract. A covered call option serves as a partial hedge against a price decline of the underlying security. However, by writing a covered call option, a Portfolio gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security. In addition, a Portfolio's ability to sell the underlying security is limited while the option is in effect unless that Portfolio effects a closing purchase transaction.

         Each Portfolio also may write covered put options that give the holder of the option the right to sell the underlying security to the Portfolio at the stated exercise price. A Portfolio will receive a premium for writing a put option but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise. In order to "cover" put options it has written, a Portfolio will cause its custodian to segregate cash, cash equivalents, U.S. Government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options. A Portfolio will not write put options if the aggregate value of the obligations underlying the put options exceeds 25% of that Portfolio's total assets.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of the Portfolios' orders.

         Equity-Linked Derivatives--SPDRs, WEBS, DIAMONDS and OPALS. Each Portfolio may invest in Standard & Poor's ("S&P") Depository Receipts ("SPDRs") and S&P's MidCap 400 Depository Receipts ("MidCap SPDRs"), World Equity Benchmark Series ("WEBS"), Dow Jones Industrial Average instruments ("DIAMONDS") and baskets of Country Securities ("OPALS"). Each of these instruments is a derivative security whose value follows a well-known securities index or baskets of securities.

         SPDRs and MidCap SPDRs are designed to follow the performance of S&P 500 Index and the S&P MidCap 400 Index, respectively. WEBS are currently available in 17 varieties, each designed to follow the performance of a different Morgan Stanley Capital International country index. DIAMONDS are designed to follow the performance of the Dow Jones Industrial Average which tracks the composite stock performance of 30 major U.S. companies in a diverse range of industries.

         OPALS track the performance of adjustable baskets of stocks owned by Morgan Stanley Capital (Luxembourg) S.A. (the "Counterparty") until a specified maturity date. Holders of OPALS will receive semi-annual distributions corresponding to dividends received on shares contained in the underlying basket of stocks and certain amounts, net of expenses. On the maturity date of the OPALS, the holders will receive the physical securities comprising the underlying baskets. Opals, like many of these types of instruments, represent an unsecured obligation and therefore carry with them the risk that the Counterparty will default.

         Because the prices of SPDRs, MidCap SPDRs, WEBS, DIAMONDS and OPALS are correlated to diversified portfolios, they are subject to the risk that the general level of stock prices may decline or that the underlying indices decline. In addition, because SPDRs, MidCap SPDRs, WEBS, DIAMONDS and OPALS will continue to be traded even when trading is halted in component stocks of the underlying indices, price quotations for these securities may, at times, be based upon non-current price information with respect to some of even all of the stocks in the underlying indices. In addition to the risks disclosed in "Foreign Securities" below, because WEBS mirror the performance of a single country index, a economic downturn in a single country could significantly adversely affect the price of the WEBS for that country.

Other Investment Practices

         Repurchase  Agreements.   Each  Portfolio  may  enter  into  repurchase
agreements. A Portfolio's repurchase agreements will generally involve a short-term investment in a U.S. Government security or other high-grade liquid debt security, with the seller of the underlying security agreeing to repurchase it at a mutually agreed-upon time and price. The repurchase price is generally higher than the purchase price, the difference being interest income to that Portfolio. Alternatively, the purchase and repurchase prices may be the same, with interest at a stated rate due to a Portfolio together with the repurchase price on the date of repurchase. In either case, the income to a Portfolio is unrelated to the interest rate on the underlying security.

         Under each repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Manager, acting under the supervision of the Board, reviews on a periodic basis the suitability and creditworthiness, and the value of the collateral, of those sellers with whom the Portfolios enter into repurchase agreements to evaluate potential risk. All repurchase agreements will be made pursuant to procedures adopted and regularly reviewed by the Board.

         The Portfolios generally will enter into repurchase agreements of short maturities, from overnight to one week, although the underlying securities will generally have longer maturities. The Portfolios regard repurchase agreements with maturities in excess of seven days as illiquid. A Portfolio may not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with maturities greater than seven days.

         For purposes of the Investment Company Act, a repurchase agreement is deemed to be a collateralized loan from a Portfolio to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security acquired by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for a loan by that Portfolio to the seller. If bankruptcy or insolvency proceedings are commenced with respect to the seller of the security before its repurchase, a Portfolio may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the security. If a court characterizes such a transaction as a loan and a Portfolio has not perfected a security interest in the security, that Portfolio may be required to return the security to the seller's estate and be treated as an unsecured creditor. As such, a Portfolio would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Portfolio, the Manager seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the seller of the security.

         Apart from the risk of bankruptcy or insolvency proceedings, a Portfolio also runs the risk that the seller may fail to repurchase the security. However, each Portfolio always requires collateral for any repurchase agreement to which it is a party in the form of securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Portfolio plus accrued interest, and each Portfolio makes payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Portfolio, pursuant to its repurchase agreement, may require the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price (including interest) at all times.

         The Portfolios may participate in one or more joint accounts with each other and other series of the Trusts that invest in repurchase agreements collateralized, subject to their investment policies, either by (i) obligations issued or guaranteed as to principal and interest by the U.S. Government or by one of its agencies or instrumentalities, or (ii) privately issued mortgage-related securities that are in turn collateralized by securities issued by GNMA, FNMA or FHLMC, and are rated in the highest rating category by a nationally recognized statistical rating organization, or, if unrated, are deemed by the Manager to be of comparable quality using objective criteria. Any such repurchase agreement will have, with rare exceptions, an overnight, over-the-weekend or over-the-holiday duration, and in no event have a duration of more than seven days.

         Reverse Repurchase Agreements. Each Portfolio may enter into reverse repurchase agreements. A Portfolio typically will invest the proceeds of a reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of proceeds involves leverage, and a Portfolio will enter into a reverse repurchase agreement for leverage purposes only when the Manager believes that the interest income to be earned from the investment of the proceeds would be greater than the interest expense of the transaction. A Portfolio also may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when sale of the Portfolio's securities is disadvantageous.

         The Portfolios cause their custodian to segregate liquid assets, such as cash, U.S. Government securities or other liquid equity or debt securities equal in value to their obligations (including accrued interest) with respect to reverse repurchase agreements. Such assets are marked to market daily to ensure that full collateralization is maintained.

         Lending of Portfolio Securities. Although the Portfolios currently do not intend to do so, a Portfolio may lend its portfolio securities in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Manager. These loans would be required to be secured continuously by collateral, including cash, cash equivalents, irrevocable letters of credit, U.S. Government securities, or other high-grade liquid debt securities, maintained on a current basis (i.e., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. A Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of a Portfolio or the borrower at any time. Upon such termination, that Portfolio is entitled to obtain the return of the securities loaned within five business days.

         For the duration of the loan, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, will receive proceeds from the investment of the collateral and will continue to retain any voting rights with respect to those securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by the Manager to be creditworthy, and when, in the judgment of the Manager, the income which can be earned currently from such loans justifies the attendant risk.

         When-Issued and Forward Commitment Securities. The Portfolios may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" or "delayed delivery" basis. The price of such securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by a Portfolio to the issuer. While the Portfolios reserve the right to sell when-issued or delayed delivery securities prior to the settlement date, the Portfolios intend to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Portfolio makes a commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the settlement price. The Portfolios do not believe that their net asset values will be adversely affected by their purchase of securities on a when-issued or delayed delivery basis. The Portfolios cause their custodian to segregate cash, U.S. Government securities or other liquid equity or debt securities with a value equal in value to commitments for when-issued or delayed delivery securities. The segregated securities either will mature or, if necessary, be sold on or before the settlement date. To the extent that assets of a Portfolio are held in cash pending the settlement of a purchase of securities, that Portfolio will earn no income on these assets.

         The Portfolios may seek to hedge investments or to realize additional gains through forward commitments to sell high-grade liquid debt securities it does not own at the time it enters into the commitments. Such forward commitments effectively constitute a form of short sale. To complete such a transaction, the Portfolio must obtain the security which it has made a commitment to deliver. If the Portfolio does not have cash available to purchase the security it is obligated to deliver, it may be required to liquidate securities in its portfolio at either a gain or a loss, or borrow cash under a reverse repurchase or other short-term arrangement, thus incurring an additional expense. In addition, the Portfolio may incur a loss as a result of this type of forward commitment if the price of the security increases between the date the Portfolio enters into the forward commitment and the date on which it must purchase the security it is committed to deliver. The Portfolio will realize a gain from this type of forward commitment if the security declines in price between those dates. The amount of any gain will be reduced, and the amount of any loss increased, by the amount of the interest or other transaction expenses the Portfolio may be required to pay in connection with this type of forward commitment. Whenever this Portfolio engages in this type of transaction, it will segregate assets as discussed above.

         Illiquid Securities. The Portfolio may invest up to 15% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Portfolio has valued the securities and includes, among others, repurchase agreements maturing in more than seven days, certain restricted securities and securities that are otherwise not freely transferable. Illiquid securities also include shares of an investment company held by a Portfolio in excess of 1% of the total outstanding shares of that investment company. Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended ("1933 Act"). Illiquid securities acquired by a Portfolio may include those that are subject to restrictions on transferability contained in the securities laws of other countries. Securities that are freely marketable in the country where they are principally traded, but that would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time that Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, that Portfolio might obtain a less favorable price than prevailed when it decided to sell.

         In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments often are restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be resold readily or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not determinative of the liquidity of such investments.

         Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A-eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in a Portfolio's inability to dispose of such securities promptly or at favorable prices.

         The Board has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to: (i) the frequency of trades for the security, (ii) the number of dealers that quote prices for the security,
(iii) the number of dealers that have undertaken to make a market in the security, (iv) the number of other potential purchasers, and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Manager monitors the liquidity of restricted securities in the Portfolios' portfolios and reports periodically on such decisions to the Board.


                                  RISK FACTORS

         The following describes certain risks involved with investing in the Portfolios in addition to those described in the prospectus or elsewhere in this Statement of Additional Information.

Foreign Securities

         The Portfolios may purchase securities in foreign countries. Accordingly, shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. Foreign investments involve the possibility of expropriation, nationalization or confiscatory taxation; taxation of income earned in foreign nations (including, for example, withholding taxes on interest and dividends) or other taxes imposed with respect to investments in foreign nations; foreign exchange controls (which may include suspension of the ability to transfer currency from a given country and repatriation of investments); default in foreign government securities, and political or social instability or diplomatic developments that could adversely affect investments. In addition, there is often less publicly available information about foreign issuers than those in the United States. Foreign companies are often not subject to uniform accounting, auditing and financial reporting standards. Further, these Portfolios may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts.

         Brokerage commissions, fees for custodial services and other costs relating to investments by the Portfolios in other countries are generally greater than in the United States. Foreign markets have different clearance and settlement procedures from those in the United States, and certain markets have experienced times when settlements did not keep pace with the volume of securities transactions which resulted in settlement difficulty. The inability of a Portfolio to make intended security purchases due to settlement difficulties could cause it to miss attractive investment opportunities. Inability to sell a portfolio security due to settlement problems could result in loss to the Portfolio if the value of the portfolio security declined, or result in claims against the Portfolio if it had entered into a contract to sell the security. In certain countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The securities markets of many of the countries in which these Portfolios may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         Because certain securities may be denominated in foreign currencies, the value of such securities will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of a foreign currency against the U.S. dollar results in a corresponding change in the U.S. dollar value of a Portfolio's securities denominated in the currency. Such changes also affect the Portfolio's income and distributions to shareholders. A Portfolio may be affected either favorably or unfavorably by changes in the relative rates of exchange among the currencies of different nations, and a Portfolio may therefore engage in foreign currency hedging strategies. Such strategies, however, involve certain transaction costs and investment risks, including dependence upon the Manager's ability to predict movements in exchange rates.

         Some countries in which one of these Portfolios may invest may also have fixed or managed currencies that are not freely convertible at market rates into the U.S. dollar. Certain currencies may not be internationally traded. A number of these currencies have experienced steady devaluation relative to the U.S. dollar, and such devaluations in the currencies may have a detrimental impact on the Portfolio. Many countries in which a Portfolio may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates may have negative effects on certain economies and securities markets. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments. Certain countries also limit the amount of foreign capital that can be invested in their markets and local companies, creating a "foreign premium" on capital investments available to foreign investors such as the Portfolios. The Portfolios may pay a "foreign premium" to establish an investment position which it cannot later recoup because of changes in that country's foreign investment laws.

Exchange Rates and Policies

         The International 20 Portfolio endeavors to buy and sell foreign currencies on favorable terms. Some price spreads on currency exchange (to cover service charges) may be incurred, particularly when the Portfolio changes investments from one country to another or when proceeds from the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Portfolio from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to the Portfolio's investments in securities of issuers of that country. There also is the possibility of expropriation, nationalization, confiscatory or other taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments that could adversely affect investments in securities of issuers in those nations.

         The Portfolio may be affected either favorably or unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations, exchange control regulations and indigenous economic and political developments.

         The Manager considers at least annually the likelihood of the imposition by any foreign government of exchange control restrictions that would affect the liquidity of the Portfolio's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. The Manager also considers the degree of risk attendant to holding portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services").

Interest Rates

         The market value of debt securities that are interest rate sensitive is inversely related to changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of interest rate changes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

Equity Swaps

         The Portfolios may invest in equity swaps. Equity swaps allow the parties to exchange the dividend income or other components of return on an equity investment (e.g., a group of equity securities or an index) for a component of return on another non-equity or equity investment. Equity swaps are derivatives, and their values can be very volatile. To the extent that the
Manager does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Portfolio may suffer a loss. The value of some components of an equity swap (like the dividends on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Portfolio may suffer a loss if the counterparty defaults.

Non-Diversified Portfolio

         The Portfolios are "non-diversified" investment companies under the Investment Company Act. This means that, with respect to 50% of each Portfolio's total assets, it may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. government). The balance of its assets may be invested in as few as two issuers. Thus, up to 25% of each Portfolio's total assets may be invested in the securities of any one issuer. The investment return on a non-diversified portfolio, however, typically is dependent upon the performance of a smaller number of issuers relative to the number of issuers held in a diversified portfolio. If the financial condition or market assessment of certain issuers changes, a Portfolio's policy of acquiring large positions in the obligations of a relatively small number of issuers may affect the value of its portfolio to a greater extent than if its portfolio were fully diversified.

INVESTMENT RESTRICTIONS

         The following policies and investment restrictions have been adopted by the Portfolios and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Portfolios' outstanding voting securities as defined in the Investment Company Act. The Portfolios may not:

         1. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objective and policies, (b) through the lending of up to 30% of its portfolio securities as described above, or (c) to the extent the entry into a repurchase agreement or a reverse dollar roll transaction is deemed to be a loan.

         2.       (a)      Borrow  money,  except  for  temporary  or  emergency
                           purposes   from  a  bank,   or  pursuant  to  reverse
                           repurchase agreements or dollar roll transactions and
                           then not in excess of  one-third  of the value of its
                           total   assets   (including   the  proceeds  of  such
                           borrowings,  at the  lower  of cost  or  fair  market
                           value).  Any  such  borrowing  will be  made  only if
                           immediately  thereafter there is an asset coverage of
                           at least 300% of all  borrowings,  and no  additional
                           investments may be made while any such borrowings are
                           in excess of 10% of total assets.  Transactions  that
                           are fully  collateralized  in a manner  that does not
                           involve   the   prohibited   issuance  of  a  "senior
                           security" within the meaning of Section 18(f) of the Investment Company Act shall not be regarded as borrowings for the purposes of this restriction.

                  (b) Mortgage, pledge or hypothecate any of its assets except in connection with permissible borrowings and permissible forward contracts, futures contracts, option contracts or other hedging transactions.

         3.       Except as  required in  connection  with  permissible  hedging activities, purchase securities on margin or underwrite securities. (This does not preclude a Portfolio from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities or from engaging in transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a senior security within the meaning of Section 18(f) of the Investment Company Act.)

         4. Buy or sell real estate or commodities or commodity contracts; however, the Portfolio, to the extent not otherwise prohibited in the Prospectus or this Statement of Additional Information, may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts, and may purchase or sell currencies (including forward currency exchange contracts), futures contracts and related options generally as described in this Statement of Additional Information.

         5. Invest in securities of other investment companies, except to the extent permitted by the Investment Company Act and discussed in this Statement of Additional Information, or as such securities may be acquired as part of a merger, consolidation or acquisition of assets.

         6. Invest, in the aggregate, more than 15% of its net assets in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) purchased by a Portfolio. (This is an operating policy that may be changed without shareholder approval, consistent with the Investment Company Act and changes in relevant SEC interpretations).

         7. Invest in any issuer for purposes of exercising control or management of the issuer. (This is an operating policy that may be changed without shareholder approval, consistent with the Investment Company Act.)

         8. Invest more than 25% of the market value of its total assets in the securities of companies engaged in any one industry. (This does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities.) For purposes of this restriction, the Portfolios generally rely on the U.S. Office of Management and Budget's Standard Industrial Classifications.

         9. Issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit a Portfolio from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into permissible repurchase and dollar roll transactions.

         10.      Except  as   described  in  this   Statement   of   Additional
                  Information, acquire or dispose of put, call, straddle or spread options unless:

                  (a) such options are written by other persons or are put options written with respect to securities representing 25% or less of a Portfolio's total assets, and

                  (b)      the aggregate premiums paid on all such options which
                           are  held  at  any  time  do  not   exceed  5%  of  a
                           Portfolio's total assets.

                  (This is an operating policy that may be changed without shareholder approval.)

         11. Except as described in the Prospectus and this Statement of Additional Information, engage in short sales of securities. (This is an operating policy that may be changed without shareholder approval, consistent with applicable regulations.)

         12. Purchase more than 10% of the outstanding voting securities of any one issuer. (This is an operating policy that may be changed without shareholder approval.)

         13. Invest in commodities, except for futures contracts or options on futures contracts if the investments are either (a) for bona fide hedging purposes within the meaning of CFTC regulations or (b) for other than bona fide hedging purposes if, as a result thereof, no more than 5% of a Portfolio's total assets (taken at market value at the time of entering into the contract) would be committed to initial deposits and premiums on open futures contracts and options on such contracts.

         To the extent these restrictions reflect matters of operating policy that may be changed without shareholder vote, these restrictions may be amended upon approval by the Board and notice to shareholders.

         If a percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction, except as otherwise noted.


                        DISTRIBUTIONS AND TAX INFORMATION

         Distributions. The Portfolios receive income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in their operations, is the Portfolios' net investment income, substantially all of which will be declared as dividends to the Portfolios' shareholders.

         The amount of ordinary income dividend payments by a Portfolio is dependent upon the amount of net investment income received by that Portfolio from its portfolio holdings, is not guaranteed and is subject to the discretion of the Portfolio's Board. The Portfolios do not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

         The Portfolios also may derive capital gains or losses in connection with sales or other dispositions of their portfolio securities. Any net gain a Portfolio may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year a Portfolio realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, that Portfolio will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Portfolio's shares may have been held by the shareholders.

         The maximum long-term federal capital gains rate for individuals is 20% with respect to capital assets held for more than 12 months. The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

         Any dividend or distribution per share paid by a Portfolio reduces its net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

         Dividends and other distributions will be reinvested in additional shares of the Portfolio unless the shareholder has otherwise indicated.
Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

         Tax Information. Each Portfolio has elected and intends to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the

"Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. A Portfolio that has filed a tax return has so qualified and elected in prior tax years. The Portfolios' policy is to distribute to their shareholders all of their investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so the Portfolios will not be subject to any federal income tax or excise taxes based on net income. However, the Board of Trustees may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Portfolios.

         In order to qualify as a regulated investment company, each Portfolio must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stocks or other securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of that Portfolio's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Portfolios will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If a Portfolio is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

         Distributions of net investment income and net realized capital gains by a Portfolio will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from the eight prior taxable years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of a Portfolio on the reinvestment date. Portfolio distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

         The Portfolios or any securities dealer effecting a redemption of the Portfolios' shares by a shareholder will be required to file information reports with the IRS with respect to distributions and payments made to the shareholder. In addition, the Portfolios will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and made certain required certifications on the Account Application Form or with respect to which the Portfolios or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

         The Portfolios intend to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, the Portfolios must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

         The Portfolios may receive dividend distributions from U.S. corporations. To the extent that a Portfolio receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of that Portfolio may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

         If more than 50% in value of the total assets of a Portfolio at the end of its fiscal year is invested in stock or other securities of foreign corporations, that Portfolio may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Portfolio. If this election is made, shareholders will be (i) required to include in their gross income their pro rata share of any foreign income taxes paid by the Portfolio, and (ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by that Portfolio at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Portfolio) to be included in their income tax returns. If 50% or less in value of a Portfolio's total assets at the end of its fiscal year are invested in stock or other securities of foreign corporations, that Portfolio will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign income taxes paid by the Portfolio. In this case, these taxes will be taken as a deduction by the Portfolio.

         A Portfolio may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations. Each Portfolio may invest up to 10% of its total assets in the stock of foreign investment companies. Such companies are likely to be treated as "passive foreign investment companies" ("PFICs") under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that a Portfolio derives from PFIC stock may be subject to a non-deductible federal income tax at the Portfolio level. In some cases, that Portfolio may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. Each Portfolio will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, a Portfolio may incur the PFIC tax in some instances.

         Hedging. The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by a Portfolio. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

         For accounting purposes, when a Portfolio purchases an option, the premium paid by that Portfolio is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by a Portfolio upon the expiration or sale of such options held by that Portfolio generally will be capital gain or loss.

         Any security, option, or other position entered into or held by a Portfolio that substantially diminishes that Portfolio's risk of loss from any other position held by that Portfolio may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of a Portfolio's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that a Portfolio's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to a Portfolio that may mitigate the effects of the straddle rules.

         Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by a Portfolio at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

         Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by a Portfolio. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency-denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of a Portfolio's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code, rather than as capital gain or loss.

         Redemptions and exchanges of shares of a Portfolio will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period. All or a portion of a loss realized upon the redemption of shares of a Portfolio may be disallowed to the extent shares of that Portfolio are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

         Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

         The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Portfolios. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Portfolios. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Portfolios.

                              TRUSTEES AND OFFICERS

         The Trustees of the Trust are responsible for the overall management of the Portfolios, including establishing the Portfolios' policies, general supervision and review of their investment activities. The officers (the Trust, as well as two affiliated Trusts, The Montgomery Funds II and The Montgomery Funds III, have the same officers), who administer the Portfolios' daily operations, are appointed by the Board of Trustees. The current Trustees and officers of the Trust performing a policy-making function and their affiliations and principal occupations for the past five years are set forth below:

George A. Rio, President and Treasurer (born 1955)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Mr. Rio is Executive Vice President and Client Service Director of Funds Distributor, Inc. (since April 1998). From June 1995 to March 1998, he was Senior Vice President, Senior Key Account Manager for Putnam Mutual Funds. From May 1994 to June 1995, he was Director of business development for First Data Corporation. From September 1993 to May 1994, he was Senior Vice President and Manager of Client Services; and Director of Internal Audit at the Boston Company.

Karen Jacoppo-Wood, Vice President and Assistant Secretary (born 1966)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Jacoppo-Wood is the Assistant Vice President of FDI and an officer of certain investment companies advised or administered by Morgan, Waterhouse, RCM and Harris or their respective affiliates. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager, SEC Registration, Scudder, Stevens & Clark, Inc. From 1988 to May 1994, Ms. Jacoppo-Wood was a Senior Paralegal at The Boston Company Advisers, Inc.
(TBCA)

Margaret W. Chambers, Secretary (born 1959)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Chambers is Senior Vice President and General Counsel of Funds Distributor Inc. (since April 1998). From August 1996 to March 1998, Ms. Chambers was Vice President and Assistant General Counsel for Loomis, Sayles & Company, L.P. From January 1986 to July 1996, she was an associate with the law firm of Ropes & Gray.

Christopher J. Kelley, Vice President and Assistant Secretary (born 1964)

60 State Street, Suite 300, Boston, Massachusetts 02109. Mr. Kelley is the Vice President and Associate General Counsel of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Waterhouse and Harris or their respective affiliates. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From 1992 to 1994, Mr. Kelley was employed by Putnam Investments in Legal and Compliance capacities. Prior to 1992, Mr. Kelley attended Boston College Law School, from which he graduated in May 1992.

Mary A. Nelson, Vice President and Assistant Treasurer (born 1964)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Nelson is the Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus, Waterhouse, RCM and Harris or their respective affiliates. From 1989 to 1994 Ms. Nelson was Assistant Vice President and Client Manager for The Boston Company, Inc.

John P. Covino, Vice President (born 1964)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Mr. Covino is a Vice President and Treasury Group Manager of Treasury Servicing and Administration of FDI. From February 1995 to November 1998, Mr. Covino was employed by Fidelity Investments where he held multiple positions in its Institutional Brokerage Group. Prior to joining Fidelity Mr. Covino was employed by SunGard Brokerage systems where he was responsible for the technology and development of the accounting product group.


Marie E. Connolly, Vice President and Assistant Treasurer (born 1957)

60 State Street, Suite 1300, Boston, Massachusetts 02109. Ms. Connolly is the President, Chief Executive Officer, Chief Compliance Officer and Director of FDI and Premier Mutual, and an officer of certain investment companies advised or administered by Morgan and Dreyfus or their respective affiliates. From December 1991 to July 1994, Ms. Connolly was President and Chief Compliance Officer of FDI. Prior to December 1991, Ms. Connolly served as Vice President and Controller, and later Senior Vice President of TBCA.

Douglas C. Conroy, Vice President and Assistant Treasurer (born 1969)

60 State Street, Suite 130, Boston, Massachusetts 02109. Mr. Conroy is the Assistant Vice President and Manager of Treasury Services and Administration of FDI and an officer of certain investment companies advised or administered by Morgan and Dreyfus or their respective affiliates. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. From December 1991 to March 1993, Mr. Conroy was employed as a Fund Accountant at The Boston Company, Inc.

Joseph F. Tower, III, Vice President and Assistant Treasurer (born 1962)

60 State  Street,  Suite 1300,  Boston,  Massachusetts  02109.  Mr. Tower is the
Executive Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of FDI; Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of Premier Mutual, and an officer of certain investment companies advised or administered by Morgan, Dreyfus and Waterhouse or their respective affiliates. Prior to April 1997, Mr. Tower was Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of FDI. From July 1988 to November 1993, Mr. Tower was Financial Manager of The Boston Company, Inc.

John A. Farnsworth, Trustee (born 1941)

One California Street, Suite 1950, San Francisco, California 94111. Mr. Farnsworth is a partner of Pearson, Caldwell & Farnsworth, Inc., an executive search consulting firm. From May 1988 to September 1991, Mr. Farnsworth was the Managing Partner of the San Francisco office of Ward Howell International, Inc., an executive recruiting firm. From May 1987 until May 1988, Mr. Farnsworth was Managing Director of Jeffrey Casdin & Company, an investment management firm specializing in biotechnology companies. From May 1984 until May 1987, Mr. Farnsworth served as a Senior Vice President of Bank of America and head of the U.S. Private Banking Division.

Andrew Cox, Trustee (born 1944)

750 Vine Street, Denver, Colorado 80206. Since June 1988, Mr. Cox has been engaged as an independent investment consultant. From September 1976 until June 1988, Mr. Cox was a Vice President of the Founders Group of Mutual Funds, Denver, Colorado, and Portfolio Manager or Co-Portfolio Manager of several of the mutual funds in the Founders Group.

Cecilia H. Herbert, Trustee (born 1949)

2636 Vallejo Street, San Francisco, California 94123. Ms. Herbert was Managing Director of Morgan Guaranty Trust Company. From 1983 to 1991 she was General Manager of the bank's San Francisco office, with responsibility for lending, corporate finance and investment banking. Ms. Herbert is a member of the Board of Schools of the Sacred Heart, and is a member of the Archdiocese of San Francisco Finance Council, where she chairs the Investment Committee.

R. Stephen Doyle, Chairman of the Board of Trustees (born 1939)+

101 California Street, San Francisco, California 94111. R. Stephen Doyle, the founder of Montgomery Asset Management, began his career in the financial services industry in 1974. Before starting Montgomery Asset Management in 1990, Mr. Doyle was a General Partner and member of the Management Committee at Montgomery Securities with specific responsibility for private placements and venture capital. Prior to joining Montgomery Securities, Mr. Doyle was at E. F. Hutton & Co. as a Vice President with responsibility for both retail and institutional accounts. Mr. Doyle was also with Connecticut General Insurance, where he served as a Consultant to New York Stock Exchange Member Firms in the area of financial planning.

         The  officers  of the  Trust,  and  the  Trustees  who  are  considered
"interested persons" of the Trust, receive no compensation directly from the Trust for performing the duties of their offices. However, those officers and Trustees who are officers or partners of the Manager or the Distributor may receive remuneration indirectly because the Manager will receive a management fee from the Portfolios and Funds Distributor, Inc., will receive commissions for executing portfolio transactions for the Portfolios. The Trustees who are not affiliated with the Manager or the Distributor receive an annual retainer and fees and expenses for each regular Board meeting attended. The aggregate compensation to be paid by the Trust to each of the Trustees during the fiscal year ending June 30, 2000, and the aggregate compensation to be paid to each of the Trustees during the fiscal year ending June 30, 2000, by all of the registered investment companies to which the Manager provides investment advisory services, are set forth below.

                         ----------------------------------------------------------------------------
                                             Fiscal Year Ended June 30, 1999
  ---------------------------------------------------------------------------------------------------
                                                                            Total Compensation From
                                Aggregate          Pension or Retirement      the Trust and Fund
                          Compensation from The   Benefits Accrued as Part          Complex
  Name of Trustee           Montgomery Funds         of Fund Expenses*       (2 additional Trusts)
  ---------------------------------------------------------------------------------------------------
  R. Stephen Doyle                None                      --                       None
  ---------------------------------------------------------------------------------------------------
  John A. Farnsworth             $35,000                    --                      $55,000
  ---------------------------------------------------------------------------------------------------
  Andrew Cox                     $35,000                    --                      $55,000
  ---------------------------------------------------------------------------------------------------
  Cecilia H. Herbert             $35,000                    --                      $55,000
  ---------------------------------------------------------------------------------------------------

--------
+ Trustee deemed an "interested person" of the Funds as defined in the Investment Company Act.

                                      B-25

* The Trusts do not maintain pension or retirement plans.



         Shares of the Portfolios are all sold without a sales load. Therefore, there is no existing arrangement to reduce or eliminate any sales loads for Trustees and other affiliated persons of the Trust.


                    INVESTMENT MANAGEMENT AND OTHER SERVICES

         Investment Management Services. As stated in the Prospectus, investment management services are provided to the Portfolios by Montgomery Asset Management LLC (the "Manager"), pursuant to an Investment Management Agreement between the Manager and The Montgomery Funds dated July 31, 1997 (the "Agreement").

         The Agreement is in effect with respect to the Portfolios for two years after each Portfolio's inclusion in its Trust's Agreement (on or around its beginning of public operations) and then continue for periods not exceeding one year so long as such continuation is approved at least annually by (1) the Board of the Trust or the vote of a majority of the outstanding shares of the Portfolios, and (2) a majority of the Trustees who are not interested persons of any party to the Agreement, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated at any time, without penalty, by the Portfolios or the Manager upon 60 days' written notice, and are automatically terminated in the event of its assignment as defined in the Investment Company Act.

         For services performed under the Agreement, each Portfolio pays the Manager a management fee (accrued daily but paid when requested by the Manager) based upon the average daily net assets of the Portfolio at the following annual rates:

PORTFOLIO                              AVERAGE DAILY NET ASSETS      ANNUAL RATE

                                          First $500 million            1.00%
Montgomery Growth 20 Portfolio            Next $500 million             0.90%
                                          Over $1 billion               0.80%


                                          First $500 million            1.10%
Montgomery International 20 Portfolio     Next $500 million             1.00%
                                          Over $1 billion               0.90%



         As noted in the Prospectus, the Manager has agreed in an Operating Expense Agreement with the Trust to reduce some or all of its management fee (and to reimburse other Portfolio expenses) if necessary to keep total operating expenses (excluding interest, taxes, dividend expenses and Rule 12b-1 Plan fees), expressed on an annualized basis, at or below 1.40% of the Growth 20 Portfolio's average net assets, and at or below 1.65% of the International 20 Portfolio's average net assets.


         The Operating Expense Agreement has a 10-year rolling term. The Manager also may voluntarily reduce additional amounts to increase the return to the Portfolios' investors. Any reductions made by the Manager in its fees are subject to reimbursement by the Portfolios within the following three years provided the Portfolios are able to effect such reimbursement and remain in compliance with the foregoing expense limitations. The Manager generally seeks reimbursement for the oldest reductions and waivers before payment by the Portfolios for fees and expenses for the current year.

         Operating expenses for purposes of the Agreement include the Manager's management fee but do not include any taxes, interest, brokerage commissions, Rule 12b-1 fees, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation.

         The Agreement was approved with respect to the Portfolios by the Board at duly called meetings. In considering the Agreement, the Trustees specifically considered and approved the provision that permits the Manager to seek reimbursement of any reduction made to its management fee within the three-year period. The Manager's ability to request reimbursement is subject to various conditions. First, any reimbursement is subject to the Portfolios' ability to effect such reimbursement and remain in compliance with applicable expense limitations in place at that time. Second, the Manager must specifically request the reimbursement from the Board. Third, the Board must approve such reimbursement as appropriate and not inconsistent with the best interests of the Portfolios and the shareholders at the time such reimbursement is requested. Because of these substantial contingencies, the potential reimbursements will be accounted for as contingent liabilities that are not recordable on the balance sheet of the Portfolios until collection is probable; but the full amount of the potential liability will appear in a footnote to the Portfolios' financial statements. At such time as it appears probable that the Portfolios are able to effect such reimbursement, that the Manager intends to seek such reimbursement and that the Board of Trustees has or is likely to approve the payment of such reimbursement, the amount of the reimbursement will be accrued as an expense of the Portfolios for that current period.

         Information regarding advisory fees actually paid to the Manager has not been provided since the Portfolios were launch on December 31, 1999.

         The Manager also may act as an investment adviser or administrator to other persons, entities, and corporations, including other investment companies. Please refer to the table above, which indicates officers and trustees who are affiliated persons of the Trust and who are also affiliated persons of the Manager.

         The use of the name "Montgomery" by the Trust and by the Portfolio is pursuant to the consent of the Manager, which may be withdrawn if the Manager ceases to be the Manager of the Portfolios.

         The Distributor. Funds Distributor, Inc., the Distributor, may provide certain administrative services to the Portfolios on behalf of the Manager. The Distributor will also perform investment banking, investment advisory and brokerage services for persons other than the Portfolios, including issuers of securities in which the Portfolios may invest. These activities from time to time may result in a conflict of interests of the Distributor with those of the Portfolios, and may restrict the ability of the Distributor to provide services to the Portfolios.

         Referral Arrangements. The Distributor from time to time compensates other parties for the solicitation of additional investments by existing shareholders or new shareholder accounts. The Portfolios will not pay this compensation out of their assets unless they have adopted a Rule 12b-1 plan. The Distributor pays compensation only to those who have a written agreement with the Distributor or the Manager. The only agreement currently in place is with Round Hill Securities, Inc. ("Round Hill") and relates to a very limited number of its registered representatives. The Distributor currently pays Round Hill at the annual rate of 0.25%
of average daily assets introduced and maintained in customer accounts of these representatives. The Distributor also may reimburse certain solicitation expenses.

         The Custodian. The Chase Manhattan Bank serves as principal Custodian of the Portfolios' assets, which are maintained at the Custodian's office at 4 Chase MetroTech Center, Brooklyn, New York, 11245, and at the offices of its branches and agencies throughout the world. The Board has delegated various foreign custody responsibilities to the Custodian, as the "Foreign Custody Manager" for the Portfolios to the extent permitted by Rule 17f-5. The Custodian has entered into agreements with foreign sub-custodians in accordance with delegation instructions approved by the Board pursuant to Rule 17f-5 under the Investment Company Act. The Custodian, its branches and sub-custodians generally hold certificates for the securities in their custody, but may, in certain cases, have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodian is based on a schedule of charges agreed on from time to time.

         Administrative and Other Services. Montgomery Asset Management, LLC ("MAM") serves as the Administrator to the Portfolio a pursuant to an Administrative Services Agreement among the Trusts and MAM (the "Agreement"). In approving the Agreement, the Board of the Trust, including a majority of the independent Trustees, recognizes that the Agreement involves an affiliate of the Trust; however, it has made separate determinations that, among other things, the nature and quality of the services rendered under the Agreement are at least equal to the nature and quality of the service that would be provided by an unaffiliated entity. Subject to the control of the Trust and the supervision of the Board of the Trust, the Administrator performs the following types of services for the Portfolios: (i) furnish performance, statistical and research data; (ii) prepare and file various reports required by federal, state and other applicable laws and regulations; (iii) prepare and print of all documents, prospectuses and reports to shareholders; (iv) prepare financial statements; (v) prepare agendas, notices and minutes for each meeting of the Board; (vi) develop and monitor compliance procedures; (vii) monitor Blue Sky filings and (viii) manage legal services. For its services performed under the Agreement, each Portfolio pays the Administrator an administrative fee based upon a percentage of the average daily net assets of each Portfolio. The fee may vary from an annual rate of 0.07% to 0.04% depending on the Portfolio and the level of assets.

         Chase Global Funds Services Company ("Chase"), 73 Fremont Street, Boston, Massachusetts 02108, serves as the Sub-Administrator to the Portfolios pursuant to a Mutual Funds Service Agreement (the "Sub-Agreement") between Chase and MAM. Subject to the control, direction and supervision of MAM and the Trusts, Chase assists MAM in providing administrative services to the
Portfolios. As compensation for the services rendered pursuant to the Sub-Agreement, MAM pays Chase an annual sub-administrative fee based upon a percentage of the average net assets in the aggregate of the Trust, The Montgomery Funds II and The Montgomery Funds III. The sub-administrative fee is paid monthly for the month or portion of the month Chase assists MAM in providing administrative services to the Portfolios. This fee is based on all assets of the Trust and related trusts or funds and is equal to an annual rate of 0.01625% of the first $3 billion, plus 0.0125% of the next $2 billion and 0.0075% of amounts over $5 billion. The sub-administrative fee paid to Chase is paid from the administrative fees paid to MAM by the Portfolio. Chase succeeded First Data Corporation as sub-administrator.

         Chase also serves as Fund Accountant to the Trusts pursuant to a Mutual Funds Service Agreement ("Fund Accounting Agreement") entered into between the Trust and Chase on May 3, 1999. By entering into the Fund Accounting Agreement, Chase also succeeds First Data Corporation as Fund Accountant to the Trust.

As Fund Accountant, Chase provides the Trust with various services, including, but are not limited to: (i) maintaining the books and records for the Portfolios' assets, (ii) calculating net asset values of the Portfolios, (iii) accounting for dividends and distributions made by the Portfolios, and (iv) assisting the Portfolios' independent auditors with respect to the annual audit. This fee is based on all assets of the Trust and related trusts or funds and is equal to an annual rate of 0.04875% of the first $3 billion, plus 0.0375% of the next $2 billion and 0.0225% of amounts over $5 billion.

         Information regarding administrative and accounting fees has not been provided since the Portfolios were launch on December 31, 1999.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

         In all purchases and sales of securities for the Portfolio, the primary consideration is to obtain the most favorable price and execution available. The Manager determines which securities are to be purchased and sold by the Portfolio and which broker-dealers are eligible to execute the Portfolio's portfolio transactions, subject to the instructions of, and review by, the Portfolio and its Board. Purchases and sales of securities within the U.S. other than on a securities exchange will generally be executed directly with a "market-maker" unless, in the opinion of the Manager or the Portfolio, a better price and execution can otherwise be obtained by using a broker for the transaction.

         Purchases of portfolio securities for the Portfolio also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Portfolio will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

         In placing portfolio transactions, the Manager will use its best efforts to choose a broker-dealer capable of providing the services necessary generally to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the firm's ability to execute trades in a specific market required by the Portfolio, such as in an emerging market, the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

         Provided the Trust's officers are satisfied that the Portfolio is receiving the most favorable price and execution available, the Manager may also consider the sale of the Portfolio's shares as a factor in the selection of broker-dealers to execute their portfolio transactions. The placement of portfolio transactions with broker-dealers who sell shares of the Portfolio is subject to rules adopted by NASD Regulation, Inc.

         While the Portfolio's general policy is to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to the Portfolio or to the Manager, even if the specific services were not imputed just to the Portfolio and may be lawfully and appropriately used by the Manager in advising other clients. The Manager considers such information, which is in addition to, and not in lieu of, the services required to be performed by it under the Agreement, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker or evaluating the spread to be paid to a dealer, the Portfolio may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Portfolio and the Manager to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to the Portfolio or assist the Manager in carrying out its responsibilities to the Portfolio. The standard of reasonableness is to be measured in light of the Manager's overall responsibilities to the Portfolio. The Board reviews all brokerage allocations where services other than best price and execution capabilities are a factor to ensure that the other services provided meet the criteria outlined above and produce a benefit to the Portfolio.

         Investment decisions for the Portfolio are made independently from those of other client accounts of the Manager or its affiliates, and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for one or more Portfolios and for one or more of such client accounts. The Manager and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Manager has adopted allocation procedures to ensure the fair allocation of securities and prices between the Portfolio and the Manager's various other accounts. These procedures emphasize the desirability of bunching trades and price averaging (see below) to achieve objective fairness among clients advised by the same portfolio manager or portfolio team. Where trades cannot be bunched, the procedures specify alternatives designed to ensure that buy and sell opportunities are allocated fairly and that, over time, all clients are treated equitably. The Manager's trade allocation procedures also seek to ensure reasonable efficiency in client transactions, and they provide portfolio managers with reasonable flexibility to use allocation methodologies that are appropriate to their investment discipline on client accounts.

         To the extent any of the Manager's client accounts and a Portfolio seek to acquire the same security at the same general time (especially if that security is thinly traded or is a small-cap stock), the Portfolio may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Portfolio may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Portfolio is purchasing or selling, each day's transactions in such security generally will be allocated between the Portfolio and all such client accounts in a manner deemed equitable by the Manager, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Manager. In many cases, the Portfolio's transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Portfolio is concerned. In other cases, however, it is believed that the ability of the Portfolio to participate in volume transactions may produce better executions for the Portfolio.

         The Manager's sell discipline for investments in issuers is based on the premise of a long-term investment horizon; however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Manager in determining the appropriate investment horizon.

         For the Portfolio, sell decisions at the country level are dependent on the results of the Manager's asset allocation model. Some countries impose restrictions on repatriation of capital and/or dividends which would lengthen the Manager's assumed time horizon in those countries. In addition, the rapid pace of privatization and initial public offerings creates a flood of new opportunities which must continually be assessed against current holdings.

         At the company level, sell decisions are influenced by a number of factors including current stock valuation relative to the estimated fair value range, or a high P/E relative to expected growth. Negative changes in the relevant industry sector, or a reduction in international competitiveness and a declining financial flexibility may also signal a sell.

         Information regarding brokerage commissions has not been provided since the Portfolio was launched on December 31, 1999.

         The Portfolios do not direct brokerage or effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through such brokers solely for selling shares of the Portfolios. However, brokers who execute brokerage transactions as described above may from time to time effect purchases of shares of the Portfolios for their customers.

         Depending on the Manager's view of market conditions, the Portfolios may or may not purchase securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The Portfolios may, however, sell securities prior to maturity to meet redemptions or as a result of a revised management evaluation of the issuer.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Trust reserves the right in its sole discretion to (i) suspend the continued offering of Portfolios' shares, and (ii) reject purchase orders in whole or in part when in the judgment of the Manager or the Distributor such suspension or rejection is in the best interest of the Portfolios.

         When in the judgment of the Manager it is in the best interests of a Portfolio, an investor may purchase shares of a Portfolio by tendering payment in-kind in the form of securities, provided that any such tendered securities are readily marketable (e.g., the Portfolio will not acquire restricted securities), their acquisition is consistent with that Portfolio's investment objective and policies, and the tendered securities are otherwise acceptable to the Manager. Such securities are acquired by that Portfolio only for the purpose of investment and not for resale. For the purposes of sales of shares of that Portfolio for such securities, the tendered securities shall be valued at the identical time and in the identical manner that the portfolio securities of that Portfolio are valued for the purpose of calculating the net asset value of that Portfolio's shares. A shareholder who purchases shares of a Portfolio by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to that Portfolio and the purchase price of that Portfolio's shares acquired by the shareholder.

         Payments to shareholders for shares of a Portfolio redeemed directly from that Portfolio will be made as promptly as possible but no later than three days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that that Portfolio may suspend the right of redemption or postpone the date of payment during any period when (i) trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (ii) an emergency exists as determined by the SEC (upon application by that Portfolio pursuant to Section 22(e) of the Investment Company Act) making disposal of portfolio securities or valuation of net assets of the Portfolio not reasonably practicable; or (iii) for such other period as the SEC may permit for the protection of that Portfolio's shareholders.

         The Portfolios intend to pay cash (U.S. dollars) for all shares redeemed, but, under abnormal conditions that make payment in cash unwise, the Portfolios may make payment partly in its portfolio securities with a current amortized cost or market value, as appropriate, equal to the redemption price. Although the Portfolios do not anticipate that they will make any part of a redemption payment in securities, if such payment were made, an investor may incur brokerage costs in converting such securities to cash. The Trust has elected to be governed by the provisions of Rule 18f-1 under the Investment Company Act, which require that the Portfolios pay in cash all requests for redemption by any shareholder of record limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Trust's net assets at the beginning of such period.

         The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of a Portfolio's portfolio securities at the time of redemption or repurchase.

         Retirement Plans. Shares of the Portfolios are available for purchase by any retirement plan, including Keogh plans, 401(k) plans, 403(b) plans and individual retirement accounts ("IRAs").

         For individuals who wish to purchase shares of the Portfolios through an IRA, there is available through the Portfolios a prototype individual retirement account and custody agreement. The custody agreement provides that DST Systems, Inc. will act as custodian under the plan, and will furnish custodial services for an annual maintenance fee per participating account of $10. (These fees are in addition to the normal custodian charges paid by the Portfolios and will be deducted automatically from each Participant's account.) For further details, including the right to appoint a successor custodian, see the plan and custody agreements and the IRA Disclosure Statement as provided by the Portfolios. An IRA that invests in shares of the Portfolios may also be used by employers who have adopted a Simplified Employee Pension Plan. Individuals or employers who wish to invest in shares of the Portfolios under a custodianship with another bank or trust company must make individual arrangements with such institution. Information about Roth IRAs is also available from those materials.

         It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant with respect to the requirements of such plans and the tax aspects thereof.


                        DETERMINATION OF NET ASSET VALUE

         The net asset value per share of each Portfolio is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Portfolio outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

         As noted in the Prospectus, the net asset value of shares of each Portfolio generally will be determined at least once daily as of 4:00 P.M. eastern time (or earlier when trading closes earlier), on each day the NYSE is open for trading. It is expected that the NYSE will be closed on Saturdays and Sundays and for New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Portfolios may, but do not expect to, determine the net asset values of their shares on any day when the NYSE is not open for trading if there is sufficient trading in its portfolio securities on such days to affect materially per-share net asset value.

         Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Portfolios' net asset values are not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which a Portfolio calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of that Portfolio's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

         Generally, a Portfolio's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Manager and the Trust's Pricing Committee pursuant to procedures approved by or under the direction of the Board.

         A Portfolio's equity securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Equity securities that are traded on more than one exchange are valued on the exchange determined by the Manager to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

         Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by that Portfolio on the 60th day, based on the value determined on the 61st day.

         Corporate debt securities and U.S. government securities held by a Portfolio are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield-to-maturity information.

         An option that is written by a Portfolio is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by a Portfolio is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board.

         If any securities held by a Portfolio are restricted as to resale or do not have readily available market quotations, the Manager and the Trust's Pricing Committees determine their fair value, following procedures approved by the Board. The Trustees periodically review such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

         Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board in good faith will establish a conversion rate for such currency.

         All other assets of the Portfolios are valued in such manner as the Board in good faith deem appropriate to reflect their fair value.


                              PRINCIPAL UNDERWRITER

         The Distributor, Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109, also acts as the Portfolios' principal underwriter in a continuous public offering of the Portfolios' shares. The Distributor is currently registered as a broker-dealer with the SEC and in all 50 states, is a member of most of the principal securities exchanges in the U.S., and is a member of the National Association of Securities Dealers, Inc. The Underwriting Agreement between the Portfolios and the Distributor is in effect for the Portfolios for the same periods as the Agreement, and shall continue in effect thereafter for periods not exceeding one year if approved at least annually by
(i) the appropriate Board or the vote of a majority of the outstanding securities of the Portfolios (as defined in the Investment Company Act), and
(ii) a majority of the Trustees who are not interested persons of any such party, in each case by a vote cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement with respect to the Portfolios may be terminated without penalty by the parties thereto upon 60 days' written notice and is automatically terminated in the event of its assignment as defined in the Investment Company Act. There are no underwriting commissions paid with respect to sales of the Portfolios' shares. The Principal Underwriter has not been paid any underwriting commissions for underwriting securities of the Portfolios during the Portfolios' last three fiscal years.

                             PERFORMANCE INFORMATION

         As noted in the Prospectus, the Portfolios may, from time to time, quote various performance figures in advertisements and other communications to illustrate its past performance. Performance figures will be calculated separately for different classes of shares.

         Average Annual Total Return. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return for a Portfolio will be accompanied by information on that Portfolio's average annual compounded rate of return over the most recent four calendar quarters and the period from that Portfolio's inception of operations. A Portfolio may also advertise aggregate and average total return information over different periods of time. A Portfolio's "average annual total return" figures are computed according to a formula prescribed by the SEC expressed as follows:

                                     P(1 + T)n = ERV

         Where:     P        =       a hypothetical initial payment of $1,000.

                    T        =       average annual total return.

                    n        =       number of years.

                    ERV      =       Ending  Redeemable  Value of a hypothetical
                                     $1,000  investment made at the beginning of
                                     a 1-,  5- or  10-year  period at the end of
                                     each   respective   period  (or  fractional
                                     portion thereof),  assuming reinvestment of
                                     all   dividends   and   distributions   and
                                     complete redemption of the hypothetical investment at the end of the measuring period.

         Aggregate Total Return. The Portfolio's "aggregate total return" figures represent the cumulative change in the value of an investment in the Portfolio for the specified period and are computed by the following formula:

                                     ERV - P
                                     -------
                                        P

         Where:     P        =       a hypothetical initial payment of $1,000.

                    ERV      =       Ending  Redeemable  Value of a hypothetical
                                     $1,000  investment made at the beginning of
                                     a l-, 5- or 10-year  period at the end of a
                                     l-, 5- or  10-year  period  (or  fractional
                                     portion thereof),  assuming reinvestment of
                                     all   dividends   and   distributions   and
                                     complete redemption of the hypothetical investment at the end of the measuring period.

         A Portfolio's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of that Portfolio's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Portfolio with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Portfolio's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

         The  information   regarding  average  annual  total  returns  for  the
Portfolios has not been provided since the Portfolios were launched on December 31, 1999.

         Comparisons. To help investors better evaluate how an investment in the Portfolios might satisfy their investment objectives, advertisements and other materials regarding the Portfolios may discuss various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. Publications, indices and averages, including but not limited to, the following may be used in discussion of the Portfolios' performance or the investment opportunities it may offer:

         a) Standard & Poor's 500 Composite Stock Index, one or more of the Morgan Stanley Capital International Indices, and one or more of the International Finance Corporation Indices.

         b) Bank Rate Monitor--A weekly publication which reports various bank investments, such as certificate of deposit rates, average savings account rates and average loan rates.

         c) Lipper Mutual Fund Performance Analysis and Lipper Fixed Income Fund Performance Analysis--A ranking service that measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of any applicable sales charges.

         d) Donoghue's Money Fund Report--Industry averages for 7-day annualized and compounded yields of taxable, tax-free, and government money funds.

         e) Salomon Brothers Bond Market Roundup--A weekly publication which reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets. This publication also summarizes changes in banking statistics and reserve aggregates.

         f) Lehman Brothers indices--Lehman Brothers fixed-income indices may be used for appropriate comparisons.

         g) other indices--including Consumer Price Index, Ibbotson, Micropal, CNBC/Financial News Composite Index, MSCI EAFE Index (Morgan Stanley Capital International, Europe, Australasia, Far East Index--a capitalization-weighted index that includes all developed world markets except for those in North America), Datastream, Worldscope, NASDAQ, Russell 2000 and IFC Emerging Markets Database.

         In addition, one or more portfolio managers or other employees of the Manager may be interviewed by print media, such as by the Wall Street Journal or Business Week, or electronic news media, and such interviews may be reprinted or excerpted for the purpose of advertising regarding the Portfolios.

         In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Portfolio's portfolios, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formulae used by that Portfolio to calculate its figures.

         The Portfolios may also publish its relative rankings as determined by independent mutual fund ranking services like Lipper Analytical Services, Inc. and Morningstar, Inc.

         Investors should note that the investment results of the Portfolios will fluctuate over time, and any presentation of the Portfolios' total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

         Reasons to Invest in the Portfolios. From time to time, the Portfolios may publish or distribute information and reasons supporting the Manager's belief that the Portfolios may be appropriate for investors at a particular time. The information will generally be based on internally generated estimates resulting from the Manager's research activities and projections from independent sources. These sources may include, but are not limited to, Bloomberg, Morningstar, Barings, WEFA, consensus estimates, Datastream, Micropal, I/B/E/S Consensus Forecast, Worldscope and Reuters as well as both local and international brokerage firms. For example, the Portfolios may suggest that certain countries or areas may be particularly appealing to investors because of interest rate movements, increasing exports and/or economic growth. The Portfolios may, by way of further example, present a region as possessing the fastest growing economies and may also present projected gross domestic product (GDP) for selected economies.

         Research. The Manager has developed its own tradition of intensive research and has made intensive research one of the important characteristics of the Montgomery Funds style.

         Extensive research into companies that are not well known--discovering new opportunities for investment--is a theme that crosses a number of the Montgomery Funds and is reflected in the number of Montgomery Funds oriented towards smaller capitalization businesses.

         In-depth research, however, goes beyond gaining an understanding of unknown opportunities. The portfolio analysts have also developed new ways of gaining information about well-known parts of the domestic market. The growth equity team, for example, has developed its own strategy and proprietary database for analyzing the growth potential of U.S. companies, often large, well-known companies.

         From time to time, advertising and sales materials for the Montgomery Funds may include biographical information about portfolio managers as well as commentary by portfolio managers regarding investment strategy, asset growth, current or past economic, political or financial conditions that may be of interest to investors.


         Also, from time to time, the Manager may refer to its quality and size, including references to its total assets under management (as of September 30, 1999 approximately $3.9 billion for retail and institutional investors in The Montgomery Funds) and total shareholders invested in the Portfolios (as of September 30, 1999, around 200,000).



                               GENERAL INFORMATION

         Investors in the Portfolios will be informed of the Portfolios' progress through periodic reports. Financial statements will be submitted to shareholders semi-annually, at least one of which will be certified by independent public accountants. All expenses incurred in connection with the organization of The Montgomery Funds and the registration of shares of the Small Cap Fund as the initial series of the Trust have been assumed by the Small Cap Fund. Expenses incurred in connection with the establishment and registration of shares of the Portfolios constituting separate series of the Trust have been assumed by the Portfolios. The Manager has agreed, to the extent necessary, to advance the organizational expenses incurred by the Portfolios and will be reimbursed for such expenses during the first fiscal year after commencement of the Portfolios' operations, subject to the Portfolios' expense limitation.

         As noted above, The Chase Manhattan Bank (the "Custodian") acts as custodian of the securities and other assets of the Portfolios. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Portfolios.

         DST Systems, Inc., 333 West 11th Street, Kansas City, Missouri 64105, the Portfolios' Master Transfer Agent and Paying Agent.

         PricewaterhouseCoopers   LLP,  333  Market   Street,   San   Francisco,
California 94105, is the independent auditor for the Portfolio.

         The  validity  of shares  offered  hereby  has been  passed on by Paul,
Hastings,   Janofsky  &  Walker  LLP,  345  California  Street,  San  Francisco,
California 94104.

         The shareholders of The Montgomery Funds as shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust ("Declaration of Trust") contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Portfolios' assets for any shareholder held personally liable for obligations of the Portfolios or Trust. The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Portfolios or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Portfolios. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company as distinguished from an operating company would not likely give rise to liabilities in excess of the Portfolio's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is extremely remote because it is limited to the unlikely circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations.

         Among the Board's powers enumerated in the Agreement and Declaration of Trust is the authority to terminate the Trust or any of its series, or to merge or consolidate the Trust or one or more of its series with another trust or company without the need to seek shareholder approval of any such action.

         As of December 31, 1999, the sole initial shareholder of the Portfolio, the Distributor, held substantially all the shares of the Portfolios for organizational purposes.

         The Trust is registered with the Securities and Exchange Commission as non-diversified management investment companies. Such a registration does not involve supervision of the management or policies of the Portfolio. The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statements filed with the SEC. Copies of the Registration Statements may be obtained from the SEC upon payment of the prescribed fee.

                              FINANCIAL STATEMENTS

         There are no financial statements for the Portfolios since the Portfolios were launched on December 31, 1999.

                                    Appendix

         Description ratings for Standard & Poor's Ratings Group ("S&P"); Moody's Investors Service, Inc., ("Moody's"), Fitch Investors Service, L.P. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff & Phelps").


Standard & Poor's Rating Group
------------------------------


Bond Ratings


         AAA Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.


         AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.


         A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.


         BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.


         BB Bonds rated BB have less near-term vulnerability to default than other speculative grade debt. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.


         B Bonds rated B have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.


         CCC Bonds rated CCC have a current identifiable vulnerability to default and are dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, they are not likely to have the capacity to pay interest and repay principal.


         CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.


         C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.


         D Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                  S&P's letter ratings may be modified by the addition of a plus (+) or a minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.


Commercial Paper Ratings


         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Issues assigned an A rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.


         A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) designation.


         A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.


         A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


         B Issues carrying this designation are regarded as having only speculative capacity for timely payment.


         C This designation is assigned to short-term obligations with doubtful capacity for payment.


         D Issues carrying this designation are in default, and payment of interest and/or repayment of principal is in arrears.


Moody's Investors Service, Inc.
-------------------------------


Bond Ratings


         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


         Baa Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.


         Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, therefore, not well safeguarded during both good and bad times in the future.
                  Uncertainty of position characterizes bonds in this class.


         B Bonds which are rated B generally lack the characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


         Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


         Ca Bonds which are rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


         C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


         Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.


Commercial Paper Ratings


         The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.


         Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


         Issuers (or related supporting institutions) rated Prime-3 (P-3) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirements for relatively high financial leverage. Adequate alternate liquidity is maintained.


         Issuers (or related supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.


Fitch Investors Service, L.P.
-----------------------------


Bond Ratings


         The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.


         AAA Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.


         AA Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.


         A Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


         BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


         BB Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.


         B Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.


         CCC Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.


         CC Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.


         C Bonds rated C are in imminent default in payment of interest or principal.


         DDD, DD and D


                  Bonds rated DDD, DD and D are in actual default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds and D represents the lowest potential for recovery.


         Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.


Short-Term Ratings


         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.


         Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.


         F-1+     Exceptionally  strong  credit  quality.  Issues  assigned this
                  rating  are  regarded  as  having  the  strongest   degree  of
                  assurance for timely payment.


         F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


         F-2 Good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-l+ and F-1 categories.

         F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.


         F-S Weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.


         D Default. Issues assigned this rating are in actual or imminent payment default.


Duff & Phelps Credit Rating Co.
-------------------------------


Bond Ratings


         AAA Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.


         AA Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.


         A Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.


         BBB Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. There may be considerable variability in risk for bonds in this category during economic cycles.


         BB Bonds rated BB are below investment grade but are deemed by Duff as likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within the category.


         B Bonds rated B are below investment grade and possess the risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in quality rating within this category or into a higher or lower quality rating grade.


         CCC Bonds rated CCC are well below investment grade securities. Such bonds may be in default or have considerable uncertainty as to timely payment of interest, preferred dividends and/or principal. Protection factors are narrow and risk can be substantial with unfavorable economic or industry conditions and/or with unfavorable company developments.


         DD       Defaulted  debt   obligations.   Issuer  has  failed  to  meet
                  scheduled principal and/or interest payments.


         Plus (+) and minus (-) signs are used with a rating symbol (except AAA) to indicate the relative position of a credit within the rating category.

Commercial Paper Ratings

         Duff-1 The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

         Duff-2 Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

         Duff-3 Paper rated Duff-3 is regarded as having satisfactory liquidity and other protection factors. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

         Duff-4 Paper rated Duff-4 is regarded as having speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

         Duff-5 Paper rated Duff-5 is in default. The issuer has failed to meet scheduled principal and/or interest payments.

              ----------------------------------------------------

                                     PART C

                                OTHER INFORMATION

               ---------------------------------------------------

                              THE MONTGOMERY FUNDS
                                 --------------

                                    FORM N-1A
                                 --------------

                                     PART C
                                 --------------



Item 23. Exhibits

         (a) Amended and Restated Agreement and Declaration of Trust as incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement as filed with the Commission on October 29, 1998 ("Post-Effective Amendment No. 61").

         (b) Amended and Restated By-Laws is incorporated by reference to Post-Effective Amendment No. 61.

         (c)      Instruments   Defining   Rights  of  Security   Holder  -  Not
                  applicable.

         (d) Investment Advisory Contracts - Form of Investment Management Agreement is incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement as filed with the Commission on July 31, 1997 ("Post-Effective Amendment No. 52").

         (e) Form of Underwriting Agreement is incorporated by reference to Post-Effective Amendment No. 52.

         (f)      Bonus or Profit Sharing Contracts - Not applicable.

         (g) Form of Custody Agreement is incorporated by reference to Post-Effective Amendment No. 61.

         (h)      Other Material Contracts:

                  (1)      Form  of   Administrative   Services   Agreement   is
                           incorporated by reference to Post-Effective Amendment No. 52.

                  (2) Form of Shareholder Services Plan is incorporated by reference to Post-Effective Amendment No. 61.

         (i)      Opinion of Counsel as to legality of shares - Filed herewith.

         (j)      Other   Opinions:   Independent   Auditors'   Consent   -  Not
                  applicable.

         (k)      Omitted Financial Statements - Not applicable.

         (l)      Initial  Capital  Agreements:   Letter  of  Understanding  re:
                  Initial Shares is incorporated by reference to Post-Effective Amendment No. 61.

         (m)      Rule 12b-1  Plan:  Form of Share  Marketing  Plan (Rule  12b-1
                  Plan) is incorporated by reference to Post-Effective Amendment No. 52.

         (n)      Financial Data Schedule - Not applicable.

         (o) 18f-3 Plan - Form of Amended and Restated Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 61.

Item 24.   Persons Controlled by or Under Common Control with the Fund

         Montgomery Asset Management, LLC, a Delaware limited liability company, is the manager of each series of the Registrant, of The Montgomery Funds II, a Delaware business trust, and of The Montgomery Funds III, a Delaware business trust. Montgomery Asset Management, LLC is a subsidiary of Commerzbank AG based in Frankfurt, Germany. The Registrant, The Montgomery Funds II and The Montgomery Funds III are deemed to be under the common control of each of those two entities.

Item 25.   Indemnification

         Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

         Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of the Investment Adviser

         Effective July 31, 1997, Montgomery Asset Management, L.P. completed the sale of substantially all of its assets to the current investment manager, Montgomery Asset Management, LLC ("MAM, LLC"), a subsidiary of Commerzbank A.G. Information about the officers and directors of MAM, LLC is provided below. The address for the following persons is 101 California Street, San Francisco, California 94111.

           R. Stephen Doyle          Chairman of the Board of Directors and
                                     Chief Executive Officer of MAM, LLC

           Mark B. Geist             President and Director of MAM, LLC
           F. Scott Tuck             Executive Vice President of MAM, LLC
           David E. Demarest         Secretary, Treasurer and Executive Vice
                                     President of MAM, LLC

         The following directors of MAM, LLC also are officers of Commerzbank AG. The address for the following persons is Neue Mainzer Strasse 32-36, Frankfurt am Main, Germany.

           Heinz Josef Hockmann      Director of MAM, LLC
           Dietrich-Kurt Frowein     Director of MAM, LLC
           Andreas Kleffel           Director of MAM, LLC

Item 27.   Principal Underwriter

         (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

                  American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
                  American Century Government Income Trust
                  American Century International Bond Funds
                  American Century Investment Trust
                  American Century Municipal Trust
                  American Century Mutual Funds, Inc.
                  American Century Premium Reserves, Inc.
                  American Century Quantitative Equity Funds
                  American Century Strategic Asset Allocations, Inc. American Century Target Maturities Trust
                  American Century Variable Portfolios, Inc.
                  American Century World Mutual Funds, Inc.
                  BJB Investment Funds
                  The Brinson Funds
                  Dresdner RCM Capital Funds, Inc.
                  Dresdner RCM Equity Funds, Inc.
                  Founders Funds, Inc.
                  Harris Insight Funds Trust
                  HT Insight Funds, Inc. d/b/a Harris Insight Funds
                  J.P. Morgan Institutional Funds
                  J.P. Morgan Funds
                  JPM Series Trust
                  JPM Series Trust II
                  LaSalle Partners Funds, Inc.
                  Kobrick-Cendant Investment Trust
                  Merrimac Series
                  Monetta Fund, Inc.
                  Monetta Trust
                  The Montgomery Funds
                  The Montgomery Funds II
                  The Munder Framlington Funds Trust
                  The Munder Funds Trust
                  The Munder Funds, Inc.
                  National Investors Cash Management Fund, Inc.
                  Orbitex Group of Funds
                  SG Cowen Funds, Inc.
                  SG Cowen Income + Growth Fund, Inc.
                  SG Cowen Standby Reserve Fund, Inc.
                  SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
                  SG Cowen Series Funds, Inc.

                  St. Clair Funds, Inc.
                  The Skyline Funds
                  Waterhouse Investors Family of Funds, Inc.
                  WEBS Index Fund, Inc.

                  The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor is an indirect wholly owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

         (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

                  Director, President and
                    Chief Executive Officer          Marie E. Connolly
                  Executive Vice President           George A. Rio
                  Executive Vice President           Donald R. Roberson
                  Executive Vice President           William S. Nichols
                  Senior Vice President,
                    General Counsel, Chief
                    Compliance Officer,
                    Secretary and Clerk              Margaret W. Chambers
                  Senior Vice President              Michael S. Petrucelli
                  Director, Senior Vice President,
                    Treasurer and
                    Chief Financial Officer          Joseph F. Tower, III
                  Senior Vice President              Paula R. David
                  Senior Vice President              Allen B. Closser
                  Senior Vice President              Bernard A. Whalen
                  Chairman and Director              William J. Nutt

         (c)      Not Applicable.

Item 28.   Location of Accounts and Records.

         The accounts,  books, or other  documents  required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "Investment Company Act") will be kept by the Registrant's Transfer Agent, DST Systems, Inc., P.O. Box 1004 Baltimore, Kansas City, Missouri 64105, except those records relating to portfolio transactions and the basic organizational and Trust documents of the Registrant (see Subsections (2)(iii), (4), (5), (6), (7), (9),
(10) and (11) of Rule 31a-1(b)), which will be kept by the Registrant at 101 California Street, San Francisco, California 94111.

Item 29.   Management Services.

         There are no management-related service contracts not discussed in Parts A and B.

Item 30.   Undertakings.

           (a)    Not applicable.

           (b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's last annual report to shareholders, upon request and without charge.

         (c) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of
                  Section 16(c) of the Investment Company Act.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and that the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, the State of California, on this 29th day of December , 1999.


                               THE MONTGOMERY FUNDS



                               By:  George A. Rio*
                                    --------------
                                    George A. Rio
                                    President and Principal Executive Officer;
                                    Treasurer and Principal Financial and
                                    Accounting Officer



         Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


George A. Rio*              President and                     December 29, 1999
--------------              Principal Executive Officer,
George A. Rio               Treasurer and Principal
                            Financial and Accounting
                            Officer



R. Stephen Doyle *          Chairman of the                   December 29, 1999
------------------          Board of Trustees
R. Stephen Doyle


Andrew Cox *                Trustee                           December 29, 1999
------------
Andrew Cox


Cecilia H. Herbert *        Trustee                           December 29, 1999
--------------------
Cecilia H. Herbert


John A. Farnsworth *        Trustee                           December 29, 1999
--------------------
John A. Farnsworth



* By:    /s/ Julie Allecta
         -----------------
         Julie  Allecta,  Attorney-in-Fact
         pursuant to Powers of Attorney previously filed.